OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2014

Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ■ B: ASIBX ■ C: ASICX ■ Y: ASIYX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
14 Financial Highlights
15 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.82%
Class B Shares	-1.22
Class C Shares	-1.19
Class Y Shares	-0.68
MSCI EAFE Index‚ (Broad Market Index)	4.44
MSCI All Country Asia Pacific ex-Japan Index■ (Style-Specific Index)	-0.30
Lipper Pacific Region ex-Japan Funds Index■ (Peer Group Index)	1.11

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Pacific Region ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.44%
10 Years	13.07
5 Years	17.96
1 Year	-6.44

Class B Shares
Inception (11/3/97)	9.46%
10 Years	13.05
5 Years	18.20
1 Year	-6.38

Class C Shares
Inception (11/3/97)	9.01%
10 Years	12.87
5 Years	18.40
1 Year	-2.69

Class Y Shares
10 Years	13.87%
5 Years	19.59
1 Year	-0.77

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.47%
10 Years	12.43
5 Years	21.23
1 Year	-5.10

Class B Shares
Inception (11/3/97)	9.49%
10 Years	12.42
5 Years	21.52
1 Year	-5.00

Class C Shares
Inception (11/3/97)	9.04%
10 Years	12.24
5 Years	21.68
1 Year	-1.28

Class Y Shares
10 Years	13.23%
5 Years	22.91
1 Year	0.68

Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted

represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.49%, 2.24%, 2.24% and 1.24%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.51%, 2.26%, 2.26% and 1.26%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

1 Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

2                         Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.33%
Australia–9.83%
Amcor Ltd.	2,062,378	$19,751,080
BHP Billiton Ltd.	131,137	4,618,726
Brambles Ltd.	1,626,177	14,284,198
Coca-Cola Amatil Ltd.	1,025,110	8,866,247
Computershare Ltd.	1,693,543	19,504,049
CSL Ltd.	188,086	11,991,818
		79,016,118

China–20.09%
Baidu, Inc.–ADR(a)	91,597	14,092,198
Belle International Holdings Ltd.	10,618,000	10,997,503
China Mobile Ltd.	1,052,500	10,005,192
CNOOC Ltd.	5,641,500	9,328,642
Franshion Properties China Ltd.	25,236,000	7,942,298
Golden Eagle Retail Group Ltd.	7,317,000	9,437,759
Industrial & Commercial Bank of China Ltd.–Class H	40,586,000	24,185,443
Lee & Man Paper Manufacturing Ltd.	38,308,000	20,802,110
Minth Group Ltd.	11,072,000	17,394,389
NetEase, Inc.–ADR	136,594	9,300,686
Stella International Holdings Ltd.	8,394,500	20,702,297
Want Want China Holdings Ltd.	4,678,000	7,337,187
		161,525,704

Hong Kong–11.70%
Cheung Kong (Holdings) Ltd.	1,174,000	20,040,861
First Pacific Co. Ltd.	8,886,000	9,845,444
Galaxy Entertainment Group Ltd.(a)	1,417,000	11,195,577
Hongkong Land Holdings Ltd.	3,121,000	21,847,000
Hutchison Whampoa Ltd.	2,271,000	31,144,844
		94,073,726

Indonesia–9.90%
PT Bank Central Asia Tbk	10,073,500	9,583,852
PT Bank Mandiri Persero Tbk	26,449,000	22,475,473
PT Indocement Tunggal Prakarsa Tbk	3,197,700	6,144,806
PT Perusahaan Gas Negara Persero Tbk	42,648,500	19,642,213
PT Summarecon Agung Tbk	28,392,800	2,725,827
PT Telekomunikasi Indonesia Persero Tbk	96,644,300	19,034,852
		79,607,023

Malaysia–5.42%
Kossan Rubber Industries Berhad	17,473,800	21,966,091
Public Bank Berhad	3,503,400	21,607,250
		43,573,341

	Shares	Value
Philippines–9.81%
Ayala Corp.	454,150	$6,358,304
Energy Development Corp.	83,318,850	10,449,907
First Gen Corp.	31,919,789	13,624,632
GMA Holdings, Inc.–PDR	48,103,500	8,472,346
Manila Water Co.	1,137,400	680,092
Metro Pacific Investments Corp.	72,839,000	8,308,405
Philippine Long Distance Telephone Co.	354,490	22,906,242
SM Investments Corp.	497,181	8,107,499
		78,907,427

Singapore–7.19%
Avago Technologies Ltd.	249,335	15,832,773
Keppel Corp. Ltd.	2,068,200	17,372,484
Keppel REIT	6,255,000	6,037,452
United Overseas Bank Ltd.	1,072,000	18,607,786
		57,850,495

South Korea–5.40%
Hyundai Department Store Co., Ltd.	100,471	12,933,008
Hyundai Mobis Co., Ltd.	54,467	15,551,156
Samsung Electronics Co., Ltd.	11,496	14,984,675
		43,468,839

Taiwan–2.93%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,982,464	23,558,019

Thailand–7.06%
Kasikornbank PCL	4,165,600	25,345,227
Major Cineplex Group PCL	17,008,400	10,115,032
Siam Commercial Bank PCL (The)	2,975,600	15,013,804
Thai Stanley Electric PCL	960,700	6,324,888
		56,798,951
Total Common Stocks & Other Equity Interests (Cost $529,215,859)		718,379,643

Money Market Funds–9.35%
Liquid Assets Portfolio–Institutional Class(b)	37,581,367	37,581,367
Premier Portfolio– Institutional Class(b)	37,581,366	37,581,366
Total Money Market Funds (Cost $75,162,733)		75,162,733
TOTAL INVESTMENTS–98.68% (Cost $604,378,592)		793,542,376
OTHER ASSETS LESS LIABILITIES–1.32%		10,661,163
NET ASSETS–100.00%		$804,203,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
PDR	– Philippine Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	26.1%
Consumer Discretionary	15.3
Information Technology	12.1
Industrials	8.8
Telecommunication Services	6.5
Materials	6.4
Utilities	5.5
Health Care	4.2
Consumer Staples	3.2
Energy	1.2
Money Market Funds Plus Other Assets Less Liabilities	10.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $529,215,859)	$718,379,643
Investments in affiliated money market funds, at value and cost	75,162,733
Total investments, at value (Cost $604,378,592)	793,542,376
Foreign currencies, at value (Cost $11,706,982)	11,608,589
Receivable for:
Fund shares sold	2,188,197
Dividends	3,363,915
Investment for trustee deferred compensation and retirement plans	125,289
Other assets	39,413
Total assets	810,867,779

Liabilities:
Payable for:
Fund shares reacquired	1,413,853
Accrued foreign taxes	4,363,751
Accrued fees to affiliates	504,477
Accrued trustees’ and officers’ fees and benefits	2,580
Accrued other operating expenses	236,007
Trustee deferred compensation and retirement plans	143,572
Total liabilities	6,664,240
Net assets applicable to shares outstanding	$804,203,539

Net assets consist of:
Shares of beneficial interest	$601,542,222
Undistributed net investment income	2,294,979
Undistributed net realized gain	11,298,128
Net unrealized appreciation	189,068,210
$804,203,539

Net Assets:
Class A	$521,140,909
Class B	$16,697,001
Class C	$89,620,252
Class Y	$176,745,377

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	16,741,591
Class B	573,470
Class C	3,096,493
Class Y	5,664,846
Class A:
Net asset value per share	$31.13
Maximum offering price per share
(Net asset value of $31.13 ÷ 94.50%)	$32.94
Class B:
Net asset value and offering price per share	$29.12
Class C:
Net asset value and offering price per share	$28.94
Class Y:
Net asset value and offering price per share	$31.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $878,750)	$8,524,803
Dividends from affiliated money market funds	16,149
Total investment income	8,540,952

Expenses:
Advisory fees	3,473,479
Administrative services fees	95,293
Custodian fees	256,246
Distribution fees:
Class A	647,338
Class B	97,195
Class C	452,403
Transfer agent fees	764,111
Trustees’ and officers’ fees and benefits	27,065
Other	158,415
Total expenses	5,971,545
Less: Fees waived and expense offset arrangement(s)	(56,086)
Net expenses	5,915,459
Net investment income	2,625,493

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	12,020,391
Foreign currencies	(75,103)
11,945,288
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $48,197)	(20,138,869)
Foreign currencies	(245,834)
(20,384,703)
Net realized and unrealized gain (loss)	(8,439,415)
Net increase (decrease) in net assets resulting from operations	$(5,813,922)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$2,625,493	$6,288,256
Net realized gain	11,945,288	40,343,992
Change in net unrealized appreciation (depreciation)	(20,384,703)	31,144,966
Net increase (decrease) in net assets resulting from operations	(5,813,922)	77,777,214

Distributions to shareholders from net investment income:
Class A	(4,576,841)	(3,012,794)
Class B	(30,320)	—
Class C	(134,057)	—
Class Y	(1,264,757)	(540,337)
Total distributions from net investment income	(6,005,975)	(3,553,131)

Distributions to shareholders from net realized gains:
Class A	(28,052,778)	(9,721,485)
Class B	(1,182,957)	(603,903)
Class C	(5,230,363)	(1,852,367)
Class Y	(6,036,431)	(1,304,896)
Total distributions from net realized gains	(40,502,529)	(13,482,651)

Share transactions–net:
Class A	3,834,569	53,882,110
Class B	(4,134,536)	(6,880,003)
Class C	(292,887)	9,131,466
Class Y	61,642,695	54,724,041
Net increase in net assets resulting from share transactions	61,049,841	110,857,614
Net increase in net assets	8,727,415	171,599,046

Net assets:
Beginning of period	795,476,124	623,877,078
End of period (includes undistributed net investment income of $2,294,979 and $5,675,461, respectively)	$804,203,539	$795,476,124

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Asia Pacific Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco Asia Pacific Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Asia Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $55,670.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $98,016 in front-end sales commissions from the sale of Class A shares and $6,538, $7,882 and $13,725 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Asia Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $121,585,956 and from Level 2 to Level 1 of $293,380,213, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$79,016,118	$—	$79,016,118
China	161,525,704	—	—	161,525,704
Hong Kong	31,692,444	62,381,282	—	94,073,726
Indonesia	54,427,365	25,179,658	—	79,607,023
Malaysia	21,607,250	21,966,091	—	43,573,341
Philippines	48,866,891	30,040,536	—	78,907,427
Singapore	57,850,495	—	—	57,850,495
South Korea	28,484,164	14,984,675	—	43,468,839
Taiwan	—	23,558,019	—	23,558,019
Thailand	15,013,804	41,785,147	—	56,798,951
United States	75,162,733	—	—	75,162,733
Total Investments	$494,630,850	$298,911,526	$—	$793,542,376

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $416.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Asia Pacific Growth Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $88,479,433 and $53,160,324, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$212,056,749
Aggregate unrealized (depreciation) of investment securities	(23,513,046)
Net unrealized appreciation of investment securities	$188,543,703

Cost of investments for tax purposes is $604,998,673.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,652,399	$51,027,398	5,889,455	$189,661,022
Class B	6,334	183,173	60,321	1,805,112
Class C	284,421	8,199,913	932,471	27,957,828
Class Y	2,960,154	89,564,262	3,751,686	121,128,269

Issued as reinvestment of dividends:
Class A	986,445	29,474,975	371,809	11,455,419
Class B	39,872	1,117,602	19,368	562,054
Class C	178,309	4,967,701	59,702	1,722,404
Class Y	206,630	6,182,381	47,330	1,460,123

Automatic conversion of Class B shares to Class A shares:
Class A	80,569	2,459,419	134,345	4,441,862
Class B	(86,060)	(2,459,419)	(146,371)	(4,441,862)

Reacquired:
Class A	(2,583,656)	(79,127,223)	(4,730,060)	(151,676,193)
Class B	(103,269)	(2,975,892)	(160,134)	(4,805,307)
Class C	(468,365)	(13,460,501)	(687,635)	(20,548,766)
Class Y	(1,107,566)	(34,103,948)	(2,107,171)	(67,864,351)
Net increase in share activity	2,046,217	$61,049,841	3,435,116	$110,857,614

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Asia Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$33.45	$0.12	$(0.46)	$(0.34)	$(0.28)	$(1.70)	$(1.98)	$31.13	(0.79)%	$521,141	1.49	%(e)	1.50	%(e)	0.75	%(e)	8%
Year ended 10/31/13	30.65	0.30	3.35	3.65	(0.20)	(0.65)	(0.85)	33.45	12.16	555,505	1.47		1.49		0.95		18
Year ended 10/31/12	28.42	0.26	4.34	4.60	(0.27)	(2.10)	(2.37)	30.65	17.77	457,964	1.54		1.55		0.89		16
Year ended 10/31/11	30.30	0.28	(1.68)	(1.40)	(0.23)	(0.25)	(0.48)	28.42	(4.67)	385,828	1.53		1.55		0.93		27
Year ended 10/31/10	22.23	0.23	8.12	8.35	(0.28)	—	(0.28)	30.30	37.97	429,596	1.60		1.61		0.91		25
Year ended 10/31/09	13.52	0.24	8.82	9.06	(0.35)	—	(0.35)	22.23	68.89	298,982	1.78		1.79		1.43		28
Class B
Six months ended 04/30/14	31.29	0.00	(0.43)	(0.43)	(0.04)	(1.70)	(1.74)	29.12	(1.16)	16,697	2.24	(e)	2.25	(e)	0.00	(e)	8
Year ended 10/31/13	28.74	0.06	3.14	3.20	—	(0.65)	(0.65)	31.29	11.32	22,421	2.22		2.24		0.20		18
Year ended 10/31/12	26.73	0.04	4.10	4.14	(0.03)	(2.10)	(2.13)	28.74	16.94	27,112	2.29		2.30		0.14		16
Year ended 10/31/11	28.58	0.05	(1.59)	(1.54)	(0.06)	(0.25)	(0.31)	26.73	(5.41)	30,394	2.28		2.30		0.18		27
Year ended 10/31/10	21.02	0.04	7.69	7.73	(0.17)	—	(0.17)	28.58	36.98	40,299	2.35		2.36		0.16		25
Year ended 10/31/09	12.65	0.11	8.37	8.48	(0.11)	—	(0.11)	21.02	67.63	35,178	2.53		2.54		0.68		28
Class C
Six months ended 04/30/14	31.11	0.00	(0.43)	(0.43)	(0.04)	(1.70)	(1.74)	28.94	(1.16)	89,620	2.24	(e)	2.25	(e)	0.00	(e)	8
Year ended 10/31/13	28.58	0.06	3.12	3.18	—	(0.65)	(0.65)	31.11	11.31	96,520	2.22		2.24		0.20		18
Year ended 10/31/12	26.60	0.04	4.07	4.11	(0.03)	(2.10)	(2.13)	28.58	16.91	79,959	2.29		2.30		0.14		16
Year ended 10/31/11	28.44	0.05	(1.58)	(1.53)	(0.06)	(0.25)	(0.31)	26.60	(5.41)	76,962	2.28		2.30		0.18		27
Year ended 10/31/10	20.92	0.04	7.65	7.69	(0.17)	—	(0.17)	28.44	36.97	85,918	2.35		2.36		0.16		25
Year ended 10/31/09	12.59	0.11	8.33	8.44	(0.11)	—	(0.11)	20.92	67.64	55,810	2.53		2.54		0.68		28
Class Y
Six months ended 04/30/14	33.57	0.15	(0.46)	(0.31)	(0.36)	(1.70)	(2.06)	31.20	(0.68)	176,745	1.24	(e)	1.25	(e)	1.00	(e)	8
Year ended 10/31/13	30.75	0.39	3.35	3.74	(0.27)	(0.65)	(0.92)	33.57	12.43	121,030	1.22		1.24		1.20		18
Year ended 10/31/12	28.52	0.33	4.35	4.68	(0.35)	(2.10)	(2.45)	30.75	18.07	58,843	1.29		1.30		1.14		16
Year ended 10/31/11	30.39	0.35	(1.68)	(1.33)	(0.29)	(0.25)	(0.54)	28.52	(4.43)	35,862	1.28		1.30		1.18		27
Year ended 10/31/10	22.28	0.30	8.14	8.44	(0.33)	—	(0.33)	30.39	38.31	32,436	1.35		1.36		1.16		25
Year ended 10/31/09	13.52	0.29	8.82	9.11	(0.35)	—	(0.35)	22.28	69.31	11,785	1.53		1.54		1.68		28

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $522,163, $19,600, $91,230 and $137,293 for Class A, Class B, Class C and Class Y shares, respectively.

14                         Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$991.80	$7.36	$1,017.41	$7.45	1.49%
B	1,000.00	987.80	11.04	1,013.69	11.18	2.24
C	1,000.00	988.10	11.04	1,013.69	11.18	2.24
Y	1,000.00	993.20	6.13	1,018.65	6.21	1.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Asia Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	APG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco European Growth Fund
Nasdaq:
A: AEDAX ■ B: AEDBX ■ C: AEDCX ■ R: AEDRX ■ Y: AEDYX ■ Investor: EGINX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.97%
Class B Shares	6.58
Class C Shares	6.58
Class R Shares	6.83
Class Y Shares	7.10
Investor Class Shares	6.97
MSCI EAFE Index‚ (Broad Market Index)	4.44
MSCI Europe Growth Index■ (Style-Specific Index)	6.90
Lipper European Funds Index■ (Peer Group Index)	8.07

Source: ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	11.57%
10 Years	9.83
5 Years	16.52
1 Year	11.68

Class B Shares
Inception (11/3/97)	11.57%
10 Years	9.81
5 Years	16.75
1 Year	12.32

Class C Shares
Inception (11/3/97)	11.15%
10 Years	9.64
5 Years	16.97
1 Year	16.27

Class R Shares
Inception (6/3/02)	10.84%
10 Years	10.19
5 Years	17.54
1 Year	17.89

Class Y Shares
10 Years	10.61%
5 Years	18.14
1 Year	18.47

Investor Class Shares
Inception (9/30/03)	12.33%
10 Years	10.50
5 Years	17.88
1 Year	18.20

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	11.51%
10 Years	9.48
5 Years	18.55
1 Year	12.53

Class B Shares
Inception (11/3/97)	11.52%
10 Years	9.45
5 Years	18.79
1 Year	13.17

Class C Shares
Inception (11/3/97)	11.10%
10 Years	9.29
5 Years	19.00
1 Year	17.18

Class R Shares
Inception (6/3/02)	10.77%
10 Years	9.84
5 Years	19.59
1 Year	18.78

Class Y Shares
10 Years	10.25%
5 Years	20.19
1 Year	19.41

Investor Class Shares
Inception (9/30/03)	12.25%
10 Years	10.15
5 Years	19.92
1 Year	19.11

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 1.40%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.43%, 2.18%, 2.18%, 1.68%, 1.18% and 1.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

3                         Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco European Growth Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–84.43%
Belgium–2.06%
Anheuser-Busch InBev N.V.	225,571	$24,049,992
S.A. D’Ieteren N.V.	362,922	16,781,045
		40,831,037

Denmark–2.40%
Carlsberg AS–Class B	249,222	24,983,033
Novo Nordisk AS–Class B	496,488	22,524,709
		47,507,742

France–6.12%
Metropole Television S.A.	407,516	8,735,573
Publicis Groupe S.A.	297,129	25,336,013
Schneider Electric S.A.	231,132	21,721,967
Total S.A.	572,193	40,911,623
Vicat S.A.	281,820	24,471,587
		121,176,763

Germany–9.45%
Allianz S.E.	176,695	30,604,352
Brenntag AG	41,769	7,553,278
Deutsche Boerse AG	305,021	22,338,386
Deutsche Post AG	454,445	17,107,303
Deutsche Telekom AG	1,076,932	18,055,326
GEA Group AG	332,938	14,912,363
MorphoSys AG(a)	330,115	28,265,818
MTU Aero Engines AG	182,605	17,203,629
SAP AG	385,155	31,012,254
		187,052,709

Ireland–3.32%
DCC PLC	681,736	34,982,028
Shire PLC	536,526	30,674,255
		65,656,283

Israel–0.76%
Israel Chemicals Ltd.	1,695,454	15,050,070

Italy–3.57%
Ansaldo STS S.p.A.	643,624	7,156,497
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	1,014,502	24,389,263
Prada S.p.A.	2,031,900	16,281,428
Saipem S.p.A.	852,290	22,862,758
		70,689,946

Netherlands–1.24%
Aalberts Industries N.V.	213,139	7,110,566
Unilever N.V.	405,842	17,400,144
		24,510,710

	Shares	Value
Norway–2.63%
Prosafe S.E.	4,074,252	$35,969,792
TGS Nopec Geophysical Co. ASA	464,767	16,026,988
		51,996,780

Russia–1.14%
Sberbank of Russia-Preference Shares	13,397,700	22,600,486

Spain–0.84%
Construcciones y Auxiliar de Ferrocarriles S.A.	34,764	16,638,694

Sweden–3.42%
Intrum Justitia AB	827,756	23,993,391
Investor AB–Class B	656,253	25,468,128
Telefonaktiebolaget LM Ericsson– Class B	1,515,121	18,192,437
		67,653,956

Switzerland–13.41%
ABB Ltd.	960,368	23,138,741
Aryzta AG	542,511	50,078,412
Dufry AG(a)	135,196	22,392,352
Julius Baer Group Ltd.	403,949	18,937,395
Kuoni Reisen Holding AG	44,399	19,652,584
Nestle S.A.	258,788	20,011,254
Novartis AG	190,405	16,545,319
Roche Holding AG	112,860	33,175,759
Syngenta AG	69,229	27,485,368
Tecan Group AG	105,086	13,108,888
UBS AG	994,894	20,797,602
		265,323,674

Turkey–2.23%
Haci Omer Sabanci Holding A.S.	8,101,545	34,232,907
Tupras-Turkiye Petrol Rafinerileri A.S.	436,527	9,820,049
		44,052,956

Turkmenistan–1.57%
Dragon Oil PLC	2,918,345	31,109,615

United Kingdom–30.27%
Aberdeen Asset Management PLC	3,727,225	27,565,148
Amlin PLC	2,691,771	20,345,802
Balfour Beatty PLC	3,462,611	16,420,001
British American Tobacco PLC	686,043	39,547,082
British Sky Broadcasting Group PLC	2,919,804	43,462,543
Bunzl PLC	628,341	17,876,852
Catlin Group Ltd.	2,009,454	17,956,078
Centrica PLC	2,623,166	14,614,681
Chemring Group PLC	2,618,038	9,924,380
Compass Group PLC	2,283,126	36,406,461
Halma PLC	1,116,661	10,608,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Growth Fund

	Shares	Value
United Kingdom–(continued)
HomeServe PLC	2,201,991	$12,558,125
IG Group Holdings PLC	2,629,740	28,283,543
Informa PLC	2,792,356	22,822,205
John Wood Group PLC	2,095,113	27,826,595
Kingfisher PLC	2,156,395	15,272,880
Lancashire Holdings Ltd.	1,171,980	13,850,577
Micro Focus International PLC	1,226,162	16,043,502
Next PLC	146,488	16,182,340
Reed Elsevier PLC	2,626,502	38,743,358
Royal Dutch Shell PLC–Class B	810,893	34,423,915
Smith & Nephew PLC	1,357,665	21,125,452
Smiths Group PLC	737,241	16,651,775
UBM PLC	1,313,785	14,597,494
Ultra Electronics Holdings PLC	504,333	14,461,489
William Hill PLC	3,392,775	20,365,832

	Shares	Value
United Kingdom–(continued)
WPP PLC	1,447,563	$31,252,494
		599,189,060
Total Common Stocks & Other Equity Interests (Cost $1,224,116,909)		1,671,040,481

Money Market Funds–14.83%
Liquid Assets Portfolio–Institutional Class(b)	146,745,187	146,745,187
Premier Portfolio– Institutional Class(b)	146,745,187	146,745,187
Total Money Market Funds (Cost $293,490,374)		293,490,374
TOTAL INVESTMENTS–99.26% (Cost $1,517,607,283)		1,964,530,855
OTHER ASSETS LESS LIABILITIES–0.74%		14,569,205
NET ASSETS–100.00%		$1,979,100,060

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Consumer Discretionary	17.6%
Industrials	15.3
Financials	14.3
Energy	11.1
Consumer Staples	8.9
Health Care	8.4
Information Technology	3.8
Materials	3.4
Telecommunication Services	0.9
Utilities	0.7
Money Market Funds Plus Other Assets Less Liabilities	15.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,224,116,909)	$1,671,040,481
Investments in affiliated money market funds, at value and cost	293,490,374
Total investments, at value (Cost $1,517,607,283)	1,964,530,855
Foreign currencies, at value (Cost $888,553)	897,234
Receivable for:
Investments sold	11,039
Fund shares sold	12,136,041
Dividends	9,155,370
Investment for trustee deferred compensation and retirement plans	202,981
Other assets	72,365
Total assets	1,987,005,885

Liabilities:
Payable for:
Investments purchased	3,865,738
Fund shares reacquired	2,773,379
Accrued fees to affiliates	808,117
Accrued trustees’ and officers’ fees and benefits	3,094
Accrued other operating expenses	217,402
Trustee deferred compensation and retirement plans	238,095
Total liabilities	7,905,825
Net assets applicable to shares outstanding	$1,979,100,060

Net assets consist of:
Shares of beneficial interest	$1,497,906,100
Undistributed net investment income	6,069,787
Undistributed net realized gain	28,100,486
Net unrealized appreciation	447,023,687
$1,979,100,060

Net Assets:
Class A	$639,460,611
Class B	$11,537,789
Class C	$97,021,795
Class R	$18,891,064
Class Y	$1,004,392,629
Investor Class	$207,796,172

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	15,747,333
Class B	303,203
Class C	2,547,092
Class R	466,780
Class Y	24,684,617
Investor Class	5,130,111
Class A:
Net asset value per share	$40.61
Maximum offering price per share
(Net asset value of $40.61 ÷ 94.50%)	$42.97
Class B:
Net asset value and offering price per share	$38.05
Class C:
Net asset value and offering price per share	$38.09
Class R:
Net asset value and offering price per share	$40.47
Class Y:
Net asset value and offering price per share	$40.69
Investor Class:
Net asset value and offering price per share	$40.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,069,178)	$21,363,535
Dividends from affiliated money market funds	58,482
Total investment income	21,422,017

Expenses:
Advisory fees	7,425,033
Administrative services fees	195,740
Custodian fees	202,725
Distribution fees:
Class A	697,627
Class B	60,196
Class C	382,813
Class R	42,885
Investor Class	235,650
Transfer agent fees	1,228,263
Trustees’ and officers’ fees and benefits	36,737
Other	154,701
Total expenses	10,662,370
Less: Fees waived and expense offset arrangement(s)	(180,474)
Net expenses	10,481,896
Net investment income	10,940,121

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	28,634,198
Foreign currencies	(79,423)
28,554,775
Change in net unrealized appreciation of:
Investment securities	80,441,028
Foreign currencies	55,156
80,496,184
Net realized and unrealized gain	109,050,959
Net increase in net assets resulting from operations	$119,991,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$10,940,121	$14,629,464
Net realized gain	28,554,775	27,493,111
Change in net unrealized appreciation	80,496,184	184,001,486
Net increase in net assets resulting from operations	119,991,080	226,124,061

Distributions to shareholders from net investment income:
Class A	(5,988,738)	(6,852,015)
Class B	(82,972)	(183,960)
Class C	(439,562)	(487,737)
Class R	(161,586)	(209,318)
Class Y	(9,199,162)	(5,374,817)
Investor Class	(2,330,739)	(2,895,808)
Total distributions from net investment income	(18,202,759)	(16,003,655)

Distributions to shareholders from net realized gains:
Class A	(9,666,633)	(6,911,369)
Class B	(243,679)	(281,354)
Class C	(1,290,952)	(745,958)
Class R	(308,730)	(238,372)
Class Y	(12,656,807)	(4,888,767)
Investor Class	(3,737,516)	(2,846,909)
Total distributions from net realized gains	(27,904,317)	(15,912,729)

Share transactions–net:
Class A	121,591,767	41,814,991
Class B	(1,242,609)	(5,042,754)
Class C	37,741,945	9,812,963
Class R	2,052,334	320,311
Class Y	342,070,794	287,835,044
Investor Class	2,581,317	11,131,571
Net increase in net assets resulting from share transactions	504,795,548	345,872,126
Net increase in net assets	578,679,552	540,079,803

Net assets:
Beginning of period	1,400,420,508	860,340,705
End of period (includes undistributed net investment income of $6,069,787 and $13,332,425, respectively)	$1,979,100,060	$1,400,420,508

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a

9                         Invesco European Growth Fund

CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco European Growth Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco European Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $179,995.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $122,210 in front-end sales commissions from the sale of Class A shares and $195, $2,132 and $3,870 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco European Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $506,832,815 and from Level 2 to Level 1 of $152,829,037, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$16,781,045	$24,049,992	$—	$40,831,037
Denmark	—	47,507,742	—	47,507,742
France	—	121,176,763	—	121,176,763
Germany	154,936,717	32,115,992	—	187,052,709
Ireland	—	65,656,283	—	65,656,283
Israel	—	15,050,070	—	15,050,070
Italy	—	70,689,946	—	70,689,946
Netherlands	—	24,510,710	—	24,510,710
Norway	16,026,988	35,969,792	—	51,996,780
Russia	—	22,600,486	—	22,600,486
Spain	16,638,694	—	—	16,638,694
Sweden	—	67,653,956	—	67,653,956
Switzerland	83,984,902	181,338,772	—	265,323,674
Turkey	9,820,049	34,232,907	—	44,052,956
Turkmenistan	—	31,109,615	—	31,109,615
United Kingdom	77,412,687	521,776,373	—	599,189,060
United States	293,490,374	—	—	293,490,374
Total Investments	$669,091,456	$1,295,439,399	$—	$1,964,530,855

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $479.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco European Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $452,668,074 and $67,487,908, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$458,913,305
Aggregate unrealized (depreciation) of investment securities	(16,919,219)
Net unrealized appreciation of investment securities	$441,994,086

Cost of investments for tax purposes is $1,522,536,769.

14                         Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	3,998,397	$156,349,266	3,051,834	$110,544,363
Class B	28,252	1,034,008	13,038	444,040
Class C	1,136,150	41,696,640	472,914	16,366,896
Class R	98,408	3,842,517	167,063	5,906,853
Class Y	10,904,925	425,416,290	8,950,533	324,100,471
Investor Class	291,133	11,371,712	712,095	25,579,255

Issued as reinvestment of dividends:
Class A	384,642	14,469,995	413,345	13,363,444
Class B	8,937	314,423	15,041	458,756
Class C	44,940	1,582,826	38,712	1,181,877
Class R	12,556	468,963	13,827	446,317
Class Y	373,625	14,003,465	311,924	10,090,743
Investor Class	152,084	5,678,807	172,999	5,579,228

Automatic conversion of Class B shares to Class A shares:
Class A	41,146	1,622,871	99,082	3,489,071
Class B	(43,868)	(1,622,871)	(105,372)	(3,489,071)

Reacquired:
Class A	(1,297,118)	(50,850,365)	(2,433,163)	(85,581,887)
Class B	(26,357)	(968,169)	(75,199)	(2,456,479)
Class C	(151,498)	(5,537,521)	(232,876)	(7,735,810)
Class R	(57,732)	(2,259,146)	(170,746)	(6,032,859)
Class Y	(2,483,977)	(97,348,961)	(1,297,649)	(46,356,170)
Investor Class	(371,247)	(14,469,202)	(573,336)	(20,026,912)
Net increase in share activity	13,043,398	$504,795,548	9,544,066	$345,872,126

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$39.17	$0.24	$2.39		$2.63	$(0.45)	$(0.74)	$(1.19)	$40.61	6.97%		$639,461	1.33	%(e)	1.35	%(e)	1.23	%(e)	5%
Year ended 10/31/13	32.84	0.48	7.06		7.54	(0.60)	(0.61)	(1.21)	39.17	23.72		494,360	1.39		1.41		1.35		15
Year ended 10/31/12	30.13	0.59	3.07	(f)	3.66	(0.95)	—	(0.95)	32.84	12.64	(f)	377,331	1.47		1.48		1.94		14
Year ended 10/31/11	30.81	0.58	(0.89	)(f)	(0.31)	(0.37)	—	(0.37)	30.13	(1.02	)(f)	362,913	1.44		1.45		1.84		21
Year ended 10/31/10	26.66	0.29	4.23		4.52	(0.37)	—	(0.37)	30.81	17.12		433,347	1.50		1.51		1.07		25
Year ended 10/31/09	22.86	0.32	5.64		5.96	(0.78)	(1.38)	(2.16)	26.66	29.54		443,525	1.64		1.65		1.48		21
Class B
Six months ended 04/30/14	36.71	0.09	2.24		2.33	(0.25)	(0.74)	(0.99)	38.05	6.56		11,538	2.08	(e)	2.10	(e)	0.48	(e)	5
Year ended 10/31/13	30.87	0.20	6.64		6.84	(0.39)	(0.61)	(1.00)	36.71	22.82		12,343	2.14		2.16		0.60		15
Year ended 10/31/12	28.27	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.87	11.80	(f)	15,089	2.22		2.23		1.19		14
Year ended 10/31/11	28.92	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.27	(1.78	)(f)	21,177	2.19		2.20		1.09		21
Year ended 10/31/10	25.06	0.08	3.97		4.05	(0.19)	—	(0.19)	28.92	16.24		31,767	2.25		2.26		0.32		25
Year ended 10/31/09	21.37	0.15	5.33		5.48	(0.41)	(1.38)	(1.79)	25.06	28.60		39,459	2.39		2.40		0.73		21
Class C
Six months ended 04/30/14	36.74	0.09	2.25		2.34	(0.25)	(0.74)	(0.99)	38.09	6.58		97,022	2.08	(e)	2.10	(e)	0.48	(e)	5
Year ended 10/31/13	30.90	0.20	6.64		6.84	(0.39)	(0.61)	(1.00)	36.74	22.80		55,760	2.14		2.16		0.60		15
Year ended 10/31/12	28.30	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.90	11.79	(f)	38,282	2.22		2.23		1.19		14
Year ended 10/31/11	28.95	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.30	(1.78	)(f)	41,078	2.19		2.20		1.09		21
Year ended 10/31/10	25.08	0.08	3.98		4.06	(0.19)	—	(0.19)	28.95	16.27		56,637	2.25		2.26		0.32		25
Year ended 10/31/09	21.39	0.15	5.33		5.48	(0.41)	(1.38)	(1.79)	25.08	28.57		59,971	2.39		2.40		0.73		21
Class R
Six months ended 04/30/14	39.02	0.19	2.38		2.57	(0.38)	(0.74)	(1.12)	40.47	6.83		18,891	1.58	(e)	1.60	(e)	0.98	(e)	5
Year ended 10/31/13	32.73	0.39	7.04		7.43	(0.53)	(0.61)	(1.14)	39.02	23.42		16,137	1.64		1.66		1.10		15
Year ended 10/31/12	30.00	0.51	3.07	(f)	3.58	(0.85)	—	(0.85)	32.73	12.36	(f)	13,204	1.72		1.73		1.69		14
Year ended 10/31/11	30.68	0.50	(0.89	)(f)	(0.39)	(0.29)	—	(0.29)	30.00	(1.28	)(f)	14,911	1.69		1.70		1.59		21
Year ended 10/31/10	26.56	0.22	4.21		4.43	(0.31)	—	(0.31)	30.68	16.82		17,578	1.75		1.76		0.82		25
Year ended 10/31/09	22.70	0.27	5.63		5.90	(0.66)	(1.38)	(2.04)	26.56	29.24		16,933	1.89		1.90		1.23		21
Class Y
Six months ended 04/30/14	39.28	0.29	2.39		2.68	(0.53)	(0.74)	(1.27)	40.69	7.10		1,004,393	1.08	(e)	1.10	(e)	1.48	(e)	5
Year ended 10/31/13	32.92	0.57	7.07		7.64	(0.67)	(0.61)	(1.28)	39.28	24.01		624,166	1.14		1.16		1.60		15
Year ended 10/31/12	30.22	0.67	3.08	(f)	3.75	(1.05)	—	(1.05)	32.92	12.96	(f)	260,860	1.22		1.23		2.19		14
Year ended 10/31/11	30.91	0.66	(0.91	)(f)	(0.25)	(0.44)	—	(0.44)	30.22	(0.80	)(f)	215,716	1.19		1.20		2.09		21
Year ended 10/31/10	26.73	0.36	4.25		4.61	(0.43)	—	(0.43)	30.91	17.44		190,994	1.25		1.26		1.32		25
Year ended 10/31/09	22.87	0.42	5.61		6.03	(0.79)	(1.38)	(2.17)	26.73	29.84		84,793	1.39		1.40		1.73		21
Investor Class
Six months ended 04/30/14	39.08	0.24	2.39		2.63	(0.46)	(0.74)	(1.20)	40.51	6.97		207,796	1.32	(e)	1.34	(e)	1.24	(e)	5
Year ended 10/31/13	32.78	0.48	7.04		7.52	(0.61)	(0.61)	(1.22)	39.08	23.74		197,655	1.38		1.40		1.36		15
Year ended 10/31/12	30.07	0.61	3.07	(f)	3.68	(0.97)	—	(0.97)	32.78	12.75	(f)	155,575	1.41		1.42		2.00		14
Year ended 10/31/11	30.76	0.60	(0.92	)(f)	(0.32)	(0.37)	—	(0.37)	30.07	(1.03	)(f)	153,892	1.38		1.39		1.90		21
Year ended 10/31/10	26.61	0.30	4.22		4.52	(0.37)	—	(0.37)	30.76	17.16		175,069	1.47		1.48		1.10		25
Year ended 10/31/09	22.83	0.32	5.64		5.96	(0.80)	(1.38)	(2.18)	26.61	29.58		178,106	1.64		1.65		1.48		21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $562,727, $12,139, $77,197, $17,296, $818,200 and $202,631 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2012, would have been $2.96, $2.79, $2.79, $2.95, $2.97 and $2.96 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively and total return would have been lower. Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2011, would have been $(1.11), $(1.06), $(1.06), $(1.11), $(1.13) and $(1.14) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower.

16                         Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,069.70	$6.83	$1,018.20	$6.66	1.33%
B	1,000.00	1,065.80	10.65	1,014.48	10.39	2.08
C	1,000.00	1,065.80	10.65	1,014.48	10.39	2.08
R	1,000.00	1,068.30	8.10	1,016.96	7.90	1.58
Y	1,000.00	1,071.00	5.55	1,019.44	5.41	1.08
Investor	1,000.00	1,069.70	6.77	1,018.25	6.61	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco European Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	EGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Growth Fund
Nasdaq:
A: AGGAX ■ B: AGGBX ■ C: AGGCX ■ Y: AGGYX ■ R5: GGAIX ■ R6: AGGFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.76%
Class B Shares	6.35
Class C Shares	6.35
Class Y Shares	6.90
Class R5 Shares	6.96
Class R6 Shares	7.00
MSCI All Country World Index‚ (Broad Market Index)*	5.28
MSCI World Index■ (Former Broad Market Index)*	6.32
MSCI All Country World Growth Index■ (Style-Specific Index)**	4.44
MSCI World Growth Index‚ (Former Style-Specific Index)**	5.30
Lipper Global Large-Cap Growth Funds Index‚ (Peer Group Index)	5.26

Source(s): ‚Lipper Inc; ■Invesco, MSCI via FactSet Research Systems Inc.

*	The Fund has elected to use the MSCI All Country World Index as its broad market benchmark rather than the MSCI World Index because the MSCI All Country World Index more closely reflects the performance of the types of securities in which the Fund invests.
**	The Fund has elected to use the MSCI All Country World Growth Index as its style-specific benchmark rather than the MSCI World Growth Index because the MSCI All Country World Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 21 emerging markets countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Growth Funds Index is an unmanaged index considered representative of global large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.79%
10 Years	7.20
5 Years	14.69
1 Year	13.53

Class B Shares
Inception (9/15/94)	6.86%
10 Years	7.19
5 Years	14.90
1 Year	14.22

Class C Shares
Inception (8/4/97)	3.97%
10 Years	7.02
5 Years	15.12
1 Year	18.17

Class Y Shares
10 Years	7.96%
5 Years	16.27
1 Year	20.42

Class R5 Shares
10 Years	8.19%
5 Years	16.56
1 Year	20.68

Class R6 Shares
10 Years	7.88%
5 Years	16.16
1 Year	20.69

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.76%
10 Years	6.92
5 Years	15.74
1 Year	14.30

Class B Shares
Inception (9/15/94)	6.83%
10 Years	6.91
5 Years	15.97
1 Year	15.09

Class C Shares
Inception (8/4/97)	3.93%
10 Years	6.75
5 Years	16.17
1 Year	19.04

Class Y Shares
10 Years	7.67%
5 Years	17.34
1 Year	21.27

Class R5 Shares
10 Years	7.91%
5 Years	17.65
1 Year	21.53

Class R6 Shares
10 Years	7.60%
5 Years	17.21
1 Year	21.55

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.48%, 2.23%, 2.23%, 1.23%, 1.00% and 1.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Growth Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.76%
Australia–2.09%
Amcor Ltd.	543,445	$5,204,491
Brambles Ltd.	257,603	2,262,762
		7,467,253

Belgium–1.23%
Anheuser-Busch InBev N.V.	41,214	4,394,166

Brazil–4.39%
Banco Bradesco S.A.–ADR	286,905	4,266,277
BM&FBovespa S.A.	1,280,000	6,532,604
BRF S.A.	89,341	2,019,368
Cielo S.A.	164,664	2,871,909
		15,690,158

Canada–4.79%
Cenovus Energy Inc.	102,846	3,063,797
CGI Group Inc.–Class A(a)	120,711	4,352,645
Encana Corp.	175,512	4,065,921
Suncor Energy, Inc.	145,743	5,622,276
		17,104,639

China–3.04%
Baidu, Inc.–ADR(a)	25,225	3,880,866
CNOOC Ltd.	1,090,000	1,802,396
Industrial & Commercial Bank of China Ltd.–Class H	4,938,000	2,942,584
NetEase, Inc.–ADR	32,940	2,242,885
		10,868,731

Denmark–2.44%
Carlsberg AS–Class B	46,794	4,690,822
Novo Nordisk AS–Class B	88,428	4,011,809
		8,702,631

France–3.54%
Publicis Groupe S.A.	30,155	2,571,299
Schneider Electric S.A.	43,691	4,106,115
Total S.A.	83,294	5,955,495
		12,632,909

Germany–4.49%
Adidas AG	26,726	2,852,332
Deutsche Boerse AG	47,165	3,454,156
Deutsche Post AG	45,622	1,717,412
Deutsche Telekom AG	154,324	2,587,322
SAP AG	67,591	5,442,352
		16,053,574

Hong Kong–2.31%
Galaxy Entertainment Group Ltd.(a)	591,000	4,669,433
Hutchison Whampoa Ltd.	260,000	3,565,680
		8,235,113

	Shares	Value
Indonesia–1.23%
PT Bank Mandiri Persero Tbk	5,153,300	$4,379,102

Israel–2.68%
Check Point Software Technologies Ltd.(a)	51,822	3,319,717
Teva Pharmaceutical Industries Ltd.–ADR	128,222	6,264,927
		9,584,644

Italy–0.87%
Prada S.p.A.	386,000	3,092,982

Japan–4.35%
FANUC Corp.	20,600	3,707,718
Japan Tobacco, Inc.	91,300	2,997,191
Keyence Corp.	6,000	2,311,552
Komatsu Ltd.	133,700	2,945,245
Toyota Motor Corp.	66,300	3,582,814
		15,544,520

Mexico–0.90%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	2,370	215,125
Grupo Televisa S.A.B.–ADR	91,896	3,015,108
		3,230,233

Netherlands–0.86%
Unilever N.V.	71,415	3,061,860

Singapore–2.05%
Avago Technologies Ltd.	61,954	3,934,079
United Overseas Bank Ltd.	195,000	3,384,812
		7,318,891

South Korea–2.55%
Hyundai Mobis Co., Ltd.	14,984	4,278,159
Samsung Electronics Co., Ltd.	3,715	4,842,386
		9,120,545

Spain–1.09%
Amadeus IT Holding S.A.–Class A	93,251	3,882,512

Sweden–1.08%
Telefonaktiebolaget LM Ericsson–Class B	322,069	3,867,163

Switzerland–6.44%
ABB Ltd.	179,824	4,332,611
Julius Baer Group Ltd.	63,637	2,983,345
Novartis AG	35,380	3,074,359
Roche Holding AG	17,136	5,037,212
Syngenta AG	11,706	4,647,528
UBS AG	140,095	2,928,594
		23,003,649

Taiwan–1.59%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,438,428	5,664,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Growth Fund

	Shares	Value
Thailand–0.93%
Kasikornbank PCL–NVDR	559,000	$3,313,798

Turkey–0.66%
Akbank T.A.S.	672,267	2,346,487

United Kingdom–12.04%
Aberdeen Asset Management PLC	422,639	3,125,678
British American Tobacco PLC	61,123	3,523,447
British Sky Broadcasting Group PLC	212,258	3,159,552
Centrica PLC	525,054	2,925,281
Compass Group PLC	270,695	4,316,471
Kingfisher PLC	396,252	2,806,494
Next PLC	27,598	3,048,715
Reed Elsevier PLC	441,370	6,510,620
Royal Dutch Shell PLC–Class B	94,867	4,027,280
Smith & Nephew PLC	248,406	3,865,231
WPP PLC	262,991	5,677,905
		42,986,674

United States–30.12%
Aon PLC	37,367	3,171,711
Apple Inc.	11,263	6,646,184
Cadence Design Systems, Inc.(a)	255,190	3,970,756
Cameron International Corp.(a)	73,275	4,759,944
Cardinal Health, Inc.	45,348	3,152,140
Celgene Corp.(a)	21,392	3,144,838
Cisco Systems, Inc.	174,001	4,021,163
Citrix Systems, Inc.(a)	60,337	3,578,588
Comcast Corp.–Class A	74,986	3,881,275
DIRECTV(a)	46,557	3,612,823
Dollar General Corp.(a)	64,605	3,646,306

	Shares	Value
United States–(continued)
EMC Corp.	225,537	$5,818,855
Expedia, Inc.	67,404	4,785,010
Express Scripts Holding Co.(a)	59,488	3,960,711
First Republic Bank	53,735	2,727,589
Garmin Ltd.	69,844	3,988,092
Gilead Sciences, Inc.(a)	73,327	5,755,436
Google Inc.–Class A(a)	5,057	2,704,888
Google Inc.–Class C(a)	5,057	2,663,320
Ingersoll-Rand PLC	57,968	3,466,486
JPMorgan Chase & Co.	60,305	3,375,874
Macy’s, Inc.	86,170	4,948,743
Microsoft Corp.	110,670	4,471,068
Occidental Petroleum Corp.	42,660	4,084,695
QUALCOMM, Inc.	49,965	3,932,745
Scripps Networks Interactive Inc.–Class A	34,088	2,558,986
Urban Outfitters, Inc.(a)	133,276	4,751,956
		107,580,182
Total Common Stocks & Other Equity Interests (Cost $244,922,768)		349,126,723

Money Market Funds–1.91%
Liquid Assets Portfolio–Institutional Class(b)	3,419,722	3,419,722
Premier Portfolio–Institutional Class(b)	3,419,722	3,419,722
Total Money Market Funds (Cost $6,839,444)		6,839,444
TOTAL INVESTMENTS–99.67% (Cost $251,762,212)		355,966,167
OTHER ASSETS LESS LIABILITIES–0.33%		1,162,015
NET ASSETS–100.00%		$357,128,182

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Information Technology	23.6%
Consumer Discretionary	22.9
Financials	13.7
Health Care	10.7
Energy	9.4
Industrials	7.3
Consumer Staples	5.9
Materials	2.8
Utilities	0.8
Telecommunication Services	0.7
Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $244,922,768)	$349,126,723
Investments in affiliated money market funds, at value and cost	6,839,444
Total investments, at value (Cost $251,762,212)	355,966,167
Foreign currencies, at value (Cost $618,678)	618,659
Receivable for:
Investments sold	971,654
Fund shares sold	94,767
Dividends	929,868
Investment for trustee deferred compensation and retirement plans	136,325
Other assets	38,132
Total assets	358,755,572

Liabilities:
Payable for:
Investments purchased	708,757
Fund shares reacquired	309,157
Accrued fees to affiliates	275,035
Accrued trustees’ and officers’ fees and benefits	2,158
Accrued other operating expenses	179,751
Trustee deferred compensation and retirement plans	152,532
Total liabilities	1,627,390
Net assets applicable to shares outstanding	$357,128,182

Net assets consist of:
Shares of beneficial interest	$238,551,090
Undistributed net investment income	156,595
Undistributed net realized gain	14,208,600
Net unrealized appreciation	104,211,897
$357,128,182

Net Assets:
Class A	$319,284,438
Class B	$6,824,227
Class C	$26,387,471
Class Y	$3,487,271
Class R5	$1,132,508
Class R6	$12,267

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	10,445,991
Class B	239,039
Class C	924,227
Class Y	113,907
Class R5	37,187
Class R6	403
Class A:
Net asset value per share	$30.57
Maximum offering price per share
(Net asset value of $30.57 ÷ 94.50%)	$32.35
Class B:
Net asset value and offering price per share	$28.55
Class C:
Net asset value and offering price per share	$28.55
Class Y:
Net asset value and offering price per share	$30.62
Class R5:
Net asset value and offering price per share	$30.45
Class R6:
Net asset value and offering price per share	$30.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $230,343)	$3,556,702
Dividends from affiliated money market funds	2,406
Total investment income	3,559,108

Expenses:
Advisory fees	1,396,425
Administrative services fees	52,843
Custodian fees	77,155
Distribution fees:
Class A	393,354
Class B	37,159
Class C	127,135
Transfer agent fees — A, B, C and Y	444,349
Transfer agent fees — R5	26
Trustees’ and officers’ fees and benefits	18,954
Other	138,203
Total expenses	2,685,603
Less: Fees waived and expense offset arrangement(s)	(9,130)
Net expenses	2,676,473
Net investment income	882,635

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	16,162,125
Foreign currencies	(2,216)
16,159,909
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(51,816))	6,029,212
Foreign currencies	1,379
6,030,591
Net realized and unrealized gain	22,190,500
Net increase in net assets resulting from operations	$23,073,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$882,635	$1,601,274
Net realized gain	16,159,909	16,487,121
Change in net unrealized appreciation	6,030,591	54,403,225
Net increase in net assets resulting from operations	23,073,135	72,491,620

Distributions to shareholders from net investment income:
Class A	(2,140,604)	(2,395,341)
Class B	(4,867)	(15,637)
Class C	(15,887)	(37,417)
Class Y	(30,510)	(26,329)
Class R5	(9,515)	(4,626)
Class R6	(139)	(123)
Total distributions from net investment income	(2,201,522)	(2,479,473)

Distributions to shareholders from net realized gains:
Class A	(10,686,961)	(1,505,256)
Class B	(275,973)	(53,432)
Class C	(900,875)	(127,872)
Class Y	(108,786)	(12,951)
Class R5	(27,580)	(2,094)
Class R6	(402)	(54)
Total distributions from net realized gains	(12,000,577)	(1,701,659)

Share transactions–net:
Class A	(13,976,128)	(13,001,461)
Class B	(1,322,323)	(3,152,701)
Class C	562,137	(1,434,446)
Class Y	261,640	177,617
Class R5	281,659	306,498
Net increase (decrease) in net assets resulting from share transactions	(14,193,015)	(17,104,493)
Net increase (decrease) in net assets	(5,321,979)	51,205,995

Net assets:
Beginning of period	362,450,161	311,244,166
End of period (includes undistributed net investment income of $156,595 and $1,475,482, respectively)	$357,128,182	$362,450,161

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue

9                         Invesco Global Growth Fund

to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment

10                         Invesco Global Growth Fund

income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Global Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $8,653.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $14,369 in front-end sales commissions from the sale of Class A shares and $17, $1,554 and $224 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $35,134,575 and from Level 2 to Level 1 of $39,291,386, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$7,467,253	$—	$7,467,253
Belgium	—	4,394,166	—	4,394,166
Brazil	15,690,158	—	—	15,690,158
Canada	17,104,639	—	—	17,104,639
China	10,868,731	—	—	10,868,731
Denmark	—	8,702,631	—	8,702,631
France	—	12,632,909	—	12,632,909
Germany	16,053,574	—	—	16,053,574
Hong Kong	—	8,235,113	—	8,235,113
Indonesia	4,379,102	—	—	4,379,102
Israel	9,584,644	—	—	9,584,644
Italy	—	3,092,982	—	3,092,982
Japan	11,961,706	3,582,814	—	15,544,520
Mexico	3,230,233	—	—	3,230,233
Netherlands	—	3,061,860	—	3,061,860
Singapore	7,318,891	—	—	7,318,891
South Korea	4,278,159	4,842,386	—	9,120,545
Spain	—	3,882,512	—	3,882,512
Sweden	—	3,867,163		3,867,163
Switzerland	2,928,594	20,075,055	—	23,003,649
Taiwan	—	5,664,307	—	5,664,307
Thailand	—	3,313,798	—	3,313,798
Turkey	2,346,487	—	—	2,346,487
United Kingdom	2,925,281	40,061,393	—	42,986,674
United States	114,419,626	—	—	114,419,626
Total Investments	$223,089,825	$132,876,342	$—	$355,966,167

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $477.

13                         Invesco Global Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $54,543,659 and $77,962,268, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$106,249,842
Aggregate unrealized (depreciation) of investment securities	(2,133,084)
Net unrealized appreciation of investment securities	$104,116,758

Cost of investments for tax purposes is $251,849,409.

14                         Invesco Global Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	276,699	$8,212,422	956,280	$26,752,277
Class B	7,806	214,449	7,664	190,510
Class C	61,498	1,706,248	77,900	1,962,790
Class Y	34,958	1,041,592	49,882	1,325,358
Class R5	9,026	268,888	11,730	299,943

Issued as reinvestment of dividends:
Class A	411,588	11,705,557	144,891	3,528,101
Class B	10,187	271,391	2,889	66,151
Class C	32,091	854,895	6,632	151,871
Class Y	3,966	112,890	1,408	34,337
Class R5	1,294	36,579	271	6,555

Automatic conversion of Class B shares to Class A shares:
Class A	39,572	1,175,774	90,938	2,400,034
Class B	(42,321)	(1,175,774)	(97,048)	(2,400,034)

Reacquired:
Class A	(1,182,271)	(35,069,881)	(1,740,636)	(45,681,873)
Class B	(22,772)	(632,389)	(41,159)	(1,009,328)
Class C	(72,512)	(1,999,006)	(144,223)	(3,549,107)
Class Y	(30,055)	(892,842)	(43,887)	(1,182,078)
Class R5	(804)	(23,808)	—	—
Net increase (decrease) in share activity	(462,050)	$(14,193,015)	(716,468)	$(17,104,493)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$29.84	$0.08	$1.85	$1.93	$(0.20)	$(1.00)	$(1.20)	$30.57	6.76%		$319,284	1.46	%(e)	1.46	%(e)	0.57	%(e)	16%
Year ended 10/31/13	24.22	0.15	5.82	5.97	(0.22)	(0.13)	(0.35)	29.84	24.96		325,319	1.43		1.47		0.56		29
Year ended 10/31/12	22.26	0.20	1.90	2.10	(0.14)	—	(0.14)	24.22	9.50		277,313	1.34		1.56		0.85		33
Year ended 10/31/11	22.30	0.12	(0.02)	0.10	(0.14)	—	(0.14)	22.26	0.41		185,484	1.62		1.63		0.50		28
Year ended 10/31/10	19.51	0.09	2.88	2.97	(0.18)	—	(0.18)	22.30	15.33		208,436	1.62		1.63		0.44		41
Year ended 10/31/09	16.56	0.14	3.05 (f)	3.19	(0.24)	—	(0.24)	19.51	19.62	(f)	204,605	1.79		1.80		0.83		40
Class B
Six months ended 04/30/14	27.87	(0.03)	1.73	1.70	(0.02)	(1.00)	(1.02)	28.55	6.35		6,824	2.21	(e)	2.21	(e)	(0.18	)(e)	16
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03		7,975	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69		9,368	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)		10,776	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.29	(0.06)	2.71	2.65	(0.04)	—	(0.04)	20.90	14.53		15,713	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.86 (f)	2.87	(0.00)	—	(0.00)	18.29	18.64	(f)	19,325	2.54		2.55		0.08		40
Class C
Six months ended 04/30/14	27.87	(0.03)	1.73	1.70	(0.02)	(1.00)	(1.02)	28.55	6.35		26,387	2.21	(e)	2.21	(e)	(0.18	)(e)	16
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03		25,175	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69		21,803	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)		10,838	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.30	(0.06)	2.70	2.64	(0.04)	—	(0.04)	20.90	14.47		12,893	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.87 (f)	2.88	(0.00)	—	(0.00)	18.30	18.71	(f)	13,192	2.54		2.55		0.08		40
Class Y
Six months ended 04/30/14	29.94	0.12	1.84	1.96	(0.28)	(1.00)	(1.28)	30.62	6.86		3,487	1.21	(e)	1.21	(e)	0.82	(e)	16
Year ended 10/31/13	24.29	0.22	5.83	6.05	(0.27)	(0.13)	(0.40)	29.94	25.31		3,144	1.18		1.22		0.81		29
Year ended 10/31/12	22.33	0.25	1.91	2.16	(0.20)	—	(0.20)	24.29	9.78		2,372	1.09		1.31		1.10		33
Year ended 10/31/11	22.37	0.17	(0.02)	0.15	(0.19)	—	(0.19)	22.33	0.66		1,400	1.37		1.38		0.75		28
Year ended 10/31/10	19.57	0.14	2.89	3.03	(0.23)	—	(0.23)	22.37	15.58		1,123	1.37		1.38		0.69		41
Year ended 10/31/09	16.57	0.19	3.05 (f)	3.24	(0.24)	—	(0.24)	19.57	19.93	(f)	1,395	1.54		1.55		1.08		40
Class R5
Six months ended 04/30/14	29.82	0.16	1.81	1.97	(0.34)	(1.00)	(1.34)	30.45	6.96		1,133	0.96	(e)	0.96	(e)	1.07	(e)	16
Year ended 10/31/13	24.18	0.27	5.80	6.07	(0.30)	(0.13)	(0.43)	29.82	25.51		825	0.99		0.99		1.00		29
Year ended 10/31/12	22.33	0.28	1.90	2.18	(0.33)	—	(0.33)	24.18	9.95		379	0.99		0.99		1.20		33
Year ended 10/31/11	22.37	0.28	(0.06)	0.22	(0.26)	—	(0.26)	22.33	0.95		306	0.82		0.83		1.30		28
Year ended 10/31/10	19.59	0.20	2.89	3.09	(0.31)	—	(0.31)	22.37	15.93		9	1.07		1.08		0.99		41
Year ended 10/31/09	16.65	0.26	3.05 (f)	3.31	(0.37)	—	(0.37)	19.59	20.49	(f)	1,013	1.07		1.08		1.55		40
Class R6
Six months ended 04/30/14	29.80	0.16	1.82	1.98	(0.34)	(1.00)	(1.34)	30.44	7.00		12	0.96	(e)	0.96	(e)	1.07	(e)	16
Year ended 10/31/13	24.17	0.27	5.79	6.06	(0.30)	(0.13)	(0.43)	29.80	25.52		12	0.99		0.99		1.00		29
Period ended 10/31/12(g)	24.84	0.03	(0.70)	(0.67)	—	—	—	24.17	(2.70)		10	0.95	(h)	0.96	(h)	1.24	(h)	33

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $92,850,953 and sold of $35,562,826 in effect to realign the Fund’s portfolio after the reorganization of Invesco Global Advantage Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $317,291, $7,493, $25,638, $3,269, $991 and $12 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $2.93, $2.74, $2.75, $2.93 and $2.93 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively and total returns would have been lower.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

16                         Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,067.60	$7.48	$1,017.55	$7.30	1.46%
B	1,000.00	1,063.50	11.31	1,013.84	11.04	2.21
C	1,000.00	1,063.50	11.31	1,013.84	11.04	2.21
Y	1,000.00	1,069.00	6.21	1,018.79	6.06	1.21
R5	1,000.00	1,069.60	4.93	1,020.03	4.81	0.96
R6	1,000.00	1,070.00	4.93	1,020.03	4.81	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ■ C: ICOPX ■ R: IROPX ■ Y: IYOPX ■ R5: IIOPX ■ R6: IFOPX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
14 Financial Highlights
15 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.50%
Class C Shares	5.09
Class R Shares	5.41
Class Y Shares	5.64
Class R5 Shares	5.64
Class R6 Shares	5.64
MSCI All Country World Index‚ (Broad Market/Style-Specific Index)	5.28
Lipper Global Large-Cap Core Funds Index‚ (Peer Group Index)	6.09

Source(s): ‚Lipper Inc.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	26.02%
1 Year	14.40

Class C Shares
Inception (8/3/12)	29.16%
1 Year	19.15

Class R Shares
Inception (8/3/12)	29.85%
1 Year	20.78

Class Y Shares
Inception (8/3/12)	30.49%
1 Year	21.41

Class R5 Shares
Inception (8/3/12)	30.49%
1 Year	21.41

Class R6 Shares
Inception	30.49%
1 Year	21.41

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	27.48%
1 Year	19.18

Class C Shares
Inception (8/3/12)	30.87%
1 Year	24.18

Class R Shares
Inception (8/3/12)	31.60%
1 Year	25.92

Class Y Shares
Inception (8/3/12)	32.22%
1 Year	26.46

Class R5 Shares
Inception (8/3/12)	32.22%
1 Year	26.46

Class R6 Shares
Inception	32.22%
1 Year	26.57

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.37%, 2.12%, 1.62%, 1.12%, 1.12% and 1.12%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 4.81%, 5.56%, 5.06%, 4.56%, 4.54% and 4.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

2 Invesco Global Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.41%
Australia–2.46%
Rio Tinto Ltd.	10,564	$608,256

Cambodia–1.01%
NagaCorp Ltd.	274,000	248,805

China–2.77%
Baidu, Inc.–ADR(a)	1,908	293,546
NetEase, Inc.–ADR	5,750	391,517
		685,063

Finland–0.04%
Sanitec Corp.(a)	844	9,737

France–3.93%
Remy Cointreau S.A.	5,659	497,658
Safran S.A.	7,021	472,977
		970,635

Germany–9.21%
Beiersdorf AG	10,530	1,055,594
SAP AG	15,127	1,218,009
		2,273,603

Hong Kong–7.22%
Hutchison Whampoa Ltd.	42,000	575,994
Samsonite International S.A.	147,000	466,432
Standard Chartered PLC	33,850	739,619
		1,782,045

Japan–1.77%
Sumitomo Mitsui Financial Group, Inc.	6,800	268,262
Toyota Motor Corp.	3,100	167,522
		435,784

Netherlands–0.80%
Nutreco N.V.	4,223	196,339

Norway–3.01%
Statoil ASA	24,405	743,238

South Korea–2.47%
Samsung Electronics Co., Ltd.	468	610,023

Spain–1.86%
Mediaset Espana Comunicacion S.A.(a)	41,277	458,450

Switzerland–7.52%
Novartis AG	11,105	964,973
Roche Holding AG	3,031	890,978
		1,855,951

	Shares	Value
United Kingdom–21.44%
Booker Group PLC	234,952	$584,509
British American Tobacco PLC	11,634	670,644
BT Group PLC	57,880	361,966
DS Smith PLC	147,081	784,756
HSBC Holdings PLC	35,200	357,090
International Consolidated Airlines Group S.A.(a)	50,305	344,842
Resolution Ltd.	116,791	589,256
Rolls–Royce Holdings PLC	35,084	623,218
Rolls–Royce Holdings PLC–Class C–Preference Shares(a)	4,701,256	7,937
Thomas Cook Group PLC(a)	327,715	969,213
		5,293,431

United States–32.90%
Citigroup Inc.	24,456	1,171,687
First Republic Bank	12,960	657,850
Google Inc.–Class A(a)	428	228,929
Google Inc.–Class C(a)	436	229,624
J. C. Penney Co., Inc.(a)	48,926	416,849
JPMorgan Chase & Co.	17,055	954,739
MasterCard, Inc.–Class A	10,093	742,340
McGraw Hill Financial, Inc.	13,323	984,969
Mead Johnson Nutrition Co.	9,027	796,723
Microsoft Corp.	21,012	848,885
United Technologies Corp.	4,513	534,023
WESCO International, Inc.(a)	6,319	554,682
		8,121,300
Total Common Stocks & Other Equity Interests (Cost $21,829,713)		24,292,660

Money Market Funds–0.05%
Liquid Assets Portfolio–Institutional Class(b)	6,378	6,378
Premier Portfolio–Institutional Class(b)	6,378	6,378
Total Money Market Funds (Cost $12,756)		12,756
TOTAL INVESTMENTS–98.46% (Cost $21,842,469)		24,305,416
OTHER ASSETS LESS LIABILITIES–1.54%		379,484
NET ASSETS–100.00%		$24,684,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Opportunities Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2014

Financials	19.2%
Information Technology	18.5
Consumer Staples	15.4
Consumer Discretionary	15.0
Industrials	12.7
Health Care	7.5
Materials	5.6
Energy	3.0
Telecommunication Services	1.5
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $21,829,713)	$24,292,660
Investments in affiliated money market funds, at value and cost	12,756
Total investments, at value (Cost $21,842,469)	24,305,416
Cash	7,524
Foreign currencies, at value (Cost $42,752)	41,484
Receivable for:
Investments sold	339,435
Fund shares sold	112,922
Dividends	115,611
Investment for trustee deferred compensation and retirement plans	6,924
Other assets	25,355
Total assets	24,954,671

Liabilities:
Payable for:
Investments purchased	182,279
Fund shares reacquired	29,053
Accrued fees to affiliates	4,983
Accrued trustees’ and officers’ fees and benefits	1,757
Accrued other operating expenses	44,647
Trustee deferred compensation and retirement plans	7,052
Total liabilities	269,771
Net assets applicable to shares outstanding	$24,684,900

Net assets consist of:
Shares of beneficial interest	$21,430,268
Undistributed net investment income	80,673
Undistributed net realized gain	708,837
Net unrealized appreciation	2,465,122
$24,684,900

Net Assets:
Class A	$14,755,554
Class C	$3,551,756
Class R	$132,247
Class Y	$6,215,845
Class R5	$15,291
Class R6	$14,207

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	968,839
Class C	236,117
Class R	8,716
Class Y	406,678
Class R5	1,001
Class R6	930
Class A:
Net asset value per share	$15.23
Maximum offering price per share
(Net asset value of $15.23 ÷ 94.50%)	$16.12
Class C:
Net asset value and offering price per share	$15.04
Class R:
Net asset value and offering price per share	$15.17
Class Y:
Net asset value and offering price per share	$15.28
Class R5:
Net asset value and offering price per share	$15.28
Class R6:
Net asset value and offering price per share	$15.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $16,839)	$249,065
Dividends from affiliated money market funds	132
Total investment income	249,197

Expenses:
Advisory fees	93,865
Administrative services fees	24,795
Custodian fees	18,961
Distribution fees:
Class A	18,145
Class C	14,344
Class R	293
Transfer agent fees — A, C, R and Y	23,004
Transfer agent fees — R5	5
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	12,913
Registration and filing fees	34,983
Professional services fees	30,600
Other	15,863
Total expenses	287,775
Less: Fees waived and expenses reimbursed	(125,118)
Net expenses	162,657
Net investment income	86,540

Realized and unrealized gain from:
Net realized gain from:
Investment securities	735,632
Foreign currencies	5,302
740,934
Change in net unrealized appreciation of:
Investment securities	325,759
Foreign currencies	1,482
327,241
Net realized and unrealized gain	1,068,175
Net increase in net assets resulting from operations	$1,154,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$86,540	$83,414
Net realized gain	740,934	547,443
Change in net unrealized appreciation	327,241	1,936,534
Net increase in net assets resulting from operations	1,154,715	2,567,391

Distributions to shareholders from net investment income:
Class A	(52,016)	(11,076)
Class C	(7,371)	(149)
Class R	(331)	(70)
Class Y	(26,397)	(10,751)
Class R5	(72)	(73)
Class R6	(67)	(67)
Total distributions from net investment income	(86,254)	(22,186)

Distributions to shareholders from net realized gains:
Class A	(355,660)	—
Class C	(68,538)	—
Class R	(2,483)	—
Class Y	(148,828)	—
Class R5	(409)	—
Class R6	(379)	—
Total distributions from net realized gains	(576,297)	—

Share transactions–net:
Class A	3,526,501	7,678,774
Class C	2,214,158	1,172,984
Class R	91,000	24,088
Class Y	674,053	2,981,520
Net increase in net assets resulting from share transactions	6,505,712	11,857,366
Net increase in net assets	6,997,876	14,402,571

Net assets:
Beginning of period	17,687,024	3,284,453
End of period (includes undistributed net investment income of $80,673 and $80,387, respectively)	$24,684,900	$17,687,024

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

8                         Invesco Global Opportunities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco Global Opportunities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Global Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees and reimbursed fund level expenses of $102,105 and reimbursed class level expenses of $14,248, $2,816, $115, $5,825, $5 and $4 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $10,832 in front-end sales commissions from the sale of Class A shares and $31 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Global Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $3,676,229 and from Level 2 to Level 1 of $3,633,460, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$608,256	$—	$608,256
Cambodia	248,805	—	—	248,805
China	685,063	—	—	685,063
Finland	—	9,737	—	9,737
France	497,658	472,977	—	970,635
Germany	2,273,603	—	—	2,273,603
Hong Kong	1,206,051	575,994	—	1,782,045
Japan	268,262	167,522	—	435,784
Netherlands	—	196,339	—	196,339
Norway	—	743,238	—	743,238
South Korea	—	610,023	—	610,023
Spain	—	458,450	—	458,450
Switzerland	—	1,855,951	—	1,855,951
United Kingdom	365,027	4,928,404	—	5,293,431
United States	8,134,056	—	—	8,134,056
Total Investments	$13,678,525	$10,626,891	$—	$24,305,416

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Global Opportunities Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $15,075,535 and $8,967,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,536,430
Aggregate unrealized (depreciation) of investment securities	(102,212)
Net unrealized appreciation of investment securities	$2,434,218

Cost of investments for tax purposes is $21,871,198.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	639,757	$9,654,262	945,762	$12,451,560
Class C	176,683	2,638,051	89,846	1,225,373
Class R	7,876	118,934	1,692	24,088
Class Y	48,327	736,508	223,414	3,118,586

Issued as reinvestment of dividends:
Class A	23,195	337,718	50	547
Class C	5,221	75,282	7	80
Class R	162	2,351	—	—
Class Y	7,113	103,855	—	—

Reacquired:
Class A	(426,569)	(6,465,479)	(369,206)	(4,773,333)
Class C	(33,302)	(499,175)	(3,702)	(52,469)
Class R	(2,015)	(30,285)	—	—
Class Y	(11,054)	(166,310)	(9,623)	(137,066)
Net increase in share activity	435,394	$6,505,712	878,240	$11,857,366

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser.

13                         Invesco Global Opportunities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$14.90	$0.06	$0.74	$0.80	$(0.06)	$(0.41)	$(0.47)	$15.23	5.50%	$14,756	1.36	%(d)	2.42	%(d)	0.76	%(d)	39%
Year ended 10/31/13	10.64	0.13	4.20	4.33	(0.07)	—	(0.07)	14.90	40.94	10,912	1.36		4.80		0.97		76
Period ended 10/31/12(e)	10.00	0.02	0.62	0.64	—	—	—	10.64	6.40	1,658	1.35	(f)	11.20	(f)	0.80	(f)	9
Class C
Six months ended 04/30/14	14.76	0.00	0.73	0.73	(0.04)	(0.41)	(0.45)	15.04	5.09	3,552	2.11	(d)	3.17	(d)	0.01	(d)	39
Year ended 10/31/13	10.62	0.03	4.18	4.21	(0.07)	—	(0.07)	14.76	39.85	1,292	2.11		5.55		0.22		76
Period ended 10/31/12(e)	10.00	0.00	0.62	0.62	—	—	—	10.62	6.20	14	2.10	(f)	11.95	(f)	0.05	(f)	9
Class R
Six months ended 04/30/14	14.85	0.04	0.74	0.78	(0.05)	(0.41)	(0.46)	15.17	5.41	132	1.61	(d)	2.67	(d)	0.51	(d)	39
Year ended 10/31/13	10.63	0.09	4.20	4.29	(0.07)	—	(0.07)	14.85	40.59	40	1.61		5.05		0.72		76
Period ended 10/31/12(e)	10.00	0.01	0.62	0.63	—	—	—	10.63	6.30	11	1.60	(f)	11.45	(f)	0.55	(f)	9
Class Y
Six months ended 04/30/14	14.94	0.08	0.74	0.82	(0.07)	(0.41)	(0.48)	15.28	5.64	6,216	1.11	(d)	2.17	(d)	1.01	(d)	39
Year ended 10/31/13	10.65	0.16	4.20	4.36	(0.07)	—	(0.07)	14.94	41.21	5,414	1.11		4.55		1.22		76
Period ended 10/31/12(e)	10.00	0.03	0.62	0.65	—	—	—	10.65	6.50	1,581	1.10	(f)	10.95	(f)	1.05	(f)	9
Class R5
Six months ended 04/30/14	14.94	0.08	0.74	0.82	(0.07)	(0.41)	(0.48)	15.28	5.64	15	1.11	(d)	2.04	(d)	1.01	(d)	39
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	15	1.11		4.53		1.22		76
Period ended 10/31/12(e)	10.00	0.03	0.61	0.64	—	—	—	10.64	6.40	11	1.10	(f)	11.00	(f)	1.05	(f)	9
Class R6
Six months ended 04/30/14	14.94	0.08	0.74	0.82	(0.07)	(0.41)	(0.48)	15.28	5.64	14	1.11	(d)	2.04	(d)	1.01	(d)	39
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	14	1.11		4.53		1.22		76
Period ended 10/31/12(e)	10.76	0.01	(0.13)	(0.12)	—	—	—	10.64	(1.12)	10	1.10	(f)	8.37	(f)	1.05	(f)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,637, $2,893, $118, $5,894, $15 and $14 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

14                         Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,055.00	$6.93	$1,018.05	$6.80	1.36%
C	1,000.00	1,050.90	10.73	1,014.33	10.54	2.11
R	1,000.00	1,054.10	8.20	1,016.81	8.05	1.61
Y	1,000.00	1,056.40	5.66	1,019.29	5.56	1.11
R5	1,000.00	1,056.40	5.66	1,019.29	5.56	1.11
R6	1,000.00	1,056.40	5.66	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Global Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLOPP-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Global Small & Mid Cap Growth Fund
Nasdaq:
A: AGAAX ■ B: AGABX ■ C: AGACX ■ Y: AGAYX ■ R5: GAIIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.89%
Class B Shares	6.52
Class C Shares	6.51
Class Y Shares	7.04
Class R5 Shares	7.10
MSCI World Index‚ (Broad Market Index)	6.32
MSCI World Growth Index■ (Style-Specific Index)	5.30
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	4.40

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable sales taxes for non-resident investors.

    The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. The index is computed using the net return, which withholds applicable sales taxes for non-resident investors.

    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all of the funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	8.69%
10 Years	9.18
5 Years	16.29
1 Year	11.48

Class B Shares
Inception (9/15/94)	8.76%
10 Years	9.17
5 Years	16.53
1 Year	12.14

Class C Shares
Inception (8/4/97)	5.87%
10 Years	9.01
5 Years	16.73
1 Year	16.07

Class Y Shares
10 Years	9.96%
5 Years	17.89
1 Year	18.29

Class R5 Shares
10 Years	10.18%
5 Years	18.17
1 Year	18.42

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	8.65%
10 Years	8.72
5 Years	19.04
1 Year	12.95

Class B Shares
Inception (9/15/94)	8.72%
10 Years	8.70
5 Years	19.30
1 Year	13.67

Class C Shares
Inception (8/4/97)	5.82%
10 Years	8.54
5 Years	19.51
1 Year	17.66

Class Y Shares
10 Years	9.49%
5 Years	20.70
1 Year	19.86

Class R5 Shares
10 Years	9.71%
5 Years	21.00
1 Year	20.05

sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.38%, 2.13%, 2.13%, 1.13% and 0.96%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.39%, 2.14%, 2.14%, 1.14% and 0.97%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end

3                         Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.94%
Australia–1.41%
Computershare Ltd.	779,807	$8,980,813

Belgium–0.62%
S.A. D’Ieteren N.V.	86,188	3,985,222

Brazil–6.02%
CETIP S.A.–Mercados Organizados	996,800	12,637,697
Cielo S.A.	946,452	16,507,094
Duratex S.A.	2,141,913	9,288,861
		38,433,652

Canada–9.84%
Fairfax Financial Holdings Ltd.	20,671	9,013,386
MacDonald, Dettwiler and Associates Ltd.	49,300	3,823,449
Onex Corp.	302,723	17,290,566
Open Text Corp.	125,290	6,178,763
Paramount Resources Ltd.–Class A	296,410	16,129,464
Precision Drilling Corp.	496,455	6,454,821
TransForce, Inc.	180,000	3,930,109
		62,820,558

China–1.91%
Lee & Man Paper Manufacturing Ltd.	12,159,000	6,602,612
NetEase, Inc.–ADR	82,500	5,617,425
		12,220,037

Germany–5.28%
Brenntag AG	29,717	5,373,860
Deutsche Boerse AG	151,855	11,121,187
MorphoSys AG	157,821	13,513,290
MTU Aero Engines AG	39,000	3,674,278
		33,682,615

Hong Kong–1.69%
Hongkong Land Holdings Ltd.	1,545,000	10,815,000

Indonesia–1.25%
PT Perusahaan Gas Negara Persero Tbk	17,335,000	7,983,815

Ireland–4.39%
DCC PLC	366,961	18,829,928
Shire PLC	161,020	9,205,833
		28,035,761

Israel–0.87%
Israel Chemicals Ltd.	624,624	5,544,612

Italy–1.26%
Saipem S.p.A.	299,763	8,041,170

Japan–2.80%
EXEDY Corp.	339,300	9,054,196
THK Co., Ltd.	417,300	8,829,305
		17,883,501

	Shares	Value
Netherlands–0.73%
NXP Semiconductors N.V.(a)	78,045	$4,653,043

Philippines–1.79%
Ayala Corp.	364,019	5,096,429
Energy Development Corp.	50,672,100	6,355,330
		11,451,759

South Africa–0.52%
Naspers Ltd.–Class N	35,056	3,318,646

Switzerland–4.52%
Aryzta AG	217,713	20,096,775
Foster Wheeler AG(a)	76,684	2,628,728
Tecan Group AG	49,036	6,116,965
		28,842,468

Thailand–1.82%
Siam Commercial Bank PCL (The)	2,302,100	11,615,566

Turkey–2.66%
Haci Omer Sabanci Holding A.S.	1,770,697	7,482,043
Koza Altin Isletmeleri A.S.	130,000	1,295,998
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	8,180,281
		16,958,322

Turkmenistan–1.48%
Dragon Oil PLC	887,085	9,456,343

United Kingdom–17.99%
Aberdeen Asset Management PLC	611,000	4,518,725
Bunzl PLC	355,093	10,102,707
Chemring Group PLC	928,643	3,520,272
Compass Group PLC	458,704	7,314,441
HomeServe PLC	1,650,642	9,413,739
IG Group Holdings PLC	1,623,859	17,465,029
Informa PLC	1,064,791	8,702,643
John Wood Group PLC	575,000	7,636,959
Lancashire Holdings Ltd.	637,330	7,532,029
Micro Focus International PLC	927,956	12,141,678
Smiths Group PLC	396,534	8,956,359
UBM PLC	424,848	4,720,496
Ultra Electronics Holdings PLC	266,074	7,629,535
William Hill PLC	873,541	5,243,610
		114,898,222

United States–27.09%
Actavis PLC(a)	25,144	5,137,673
Alliance Data Systems Corp.(a)	12,619	3,052,536
Ameriprise Financial, Inc.	35,337	3,944,669
AMETEK, Inc.	68,800	3,627,136
Amphenol Corp.–Class A	51,953	4,953,719
Applied Materials, Inc.	150,745	2,873,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value
United States–(continued)
Aspen Technology, Inc.(a)	92,616	$3,981,562
B/E Aerospace, Inc.(a)	71,050	6,236,059
Baker Hughes Inc.	48,509	3,390,779
Best Buy Co., Inc.	115,392	2,992,115
BioMarin Pharmaceutical Inc.(a)	14,710	856,563
Brunswick Corp.	83,372	3,350,721
Carlisle Cos. Inc.	47,105	3,874,386
Cinemark Holdings, Inc.	161,260	4,776,521
Cognex Corp.(a)	86,804	2,988,662
Constellation Brands, Inc.–Class A(a)	28,163	2,248,534
Delta Air Lines, Inc.	51,929	1,912,545
Discover Financial Services	65,493	3,661,059
EQT Corp.	39,819	4,339,873
Flowserve Corp.	40,577	2,964,150
Gartner, Inc.(a)	45,511	3,137,528
Gulfport Energy Corp.(a)	51,240	3,774,851
Harman International Industries, Inc.	42,057	4,609,868
Illumina, Inc.(a)	20,401	2,771,476
IntercontinentalExchange Group, Inc.	22,603	4,620,957
ITT Corp.	77,443	3,340,891
Kansas City Southern	22,444	2,264,151
KAR Auction Services Inc.	91,882	2,736,246
Kroger Co. (The)	50,376	2,319,311
Lennox International Inc.	41,565	3,484,394
LKQ Corp.(a)	212,894	6,199,473
MasTec Inc.(a)	85,440	3,381,715
Mead Johnson Nutrition Co.	56,586	4,994,280
Medivation Inc.(a)	46,030	2,771,466
Michael Kors Holdings Ltd.(a)	24,368	2,222,362

	Shares	Value
United States–(continued)
O’Reilly Automotive, Inc.(a)	26,564	$3,952,458
Omnicare, Inc.	74,055	4,389,240
Pandora Media Inc.(a)	79,100	1,852,522
Panera Bread Co.–Class A(a)	16,202	2,478,420
Pentair Ltd.	38,357	2,849,542
PPG Industries, Inc.	32,930	6,375,907
Salesforce.com, Inc.(a)	41,788	2,158,350
SBA Communications Corp.– Class A(a)	49,228	4,418,705
Stone Energy Corp.(a)	38,880	1,907,064
Tesla Motors, Inc.(a)	11,099	2,307,371
Tractor Supply Co.	43,855	2,948,810
Under Armour, Inc.–Class A(a)	54,198	2,649,740
Universal Health Services, Inc.–Class B	63,007	5,153,342
Vantiv, Inc.–Class A(a)	53,051	1,631,318
Wynn Resorts Ltd.	20,170	4,112,461
		172,976,681
Total Common Stocks & Other Equity Interests (Cost $405,935,383)		612,597,806

Money Market Funds–3.62%
Liquid Assets Portfolio–Institutional Class(b)	11,560,566	11,560,566
Premier Portfolio–Institutional Class(b)	11,560,567	11,560,567
Total Money Market Funds (Cost $23,121,133)		23,121,133
TOTAL INVESTMENTS–99.56% (Cost $429,056,516)		635,718,939
OTHER ASSETS LESS LIABILITIES–0.44%		2,794,826
NET ASSETS–100.00%		$638,513,765

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	19.9%
Industrials	18.7
Consumer Discretionary	13.3
Information Technology	13.2
Energy	10.9
Health Care	7.8
Consumer Staples	4.6
Materials	4.6
Utilities	2.2
Telecommunication Services	0.7
Money Market Funds Plus Other Assets Less Liabilities	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $405,935,383)	$612,597,806
Investments in affiliated money market funds, at value and cost	23,121,133
Total investments, at value (Cost $429,056,516)	635,718,939
Foreign currencies, at value (Cost $702,872)	711,456
Receivable for:
Investments sold	2,407,839
Fund shares sold	680,016
Dividends	1,853,133
Investment for trustee deferred compensation and retirement plans	210,095
Other assets	30,235
Total assets	641,611,713

Liabilities:
Payable for:
Investments purchased	402,159
Fund shares reacquired	669,248
Dividends	47
Accrued foreign taxes	1,287,981
Accrued fees to affiliates	386,819
Accrued trustees’ and officers’ fees and benefits	2,166
Accrued other operating expenses	107,803
Trustee deferred compensation and retirement plans	241,725
Total liabilities	3,097,948
Net assets applicable to shares outstanding	$638,513,765

Net assets consist of:
Shares of beneficial interest	$399,708,485
Undistributed net investment income	1,226,902
Undistributed net realized gain	30,900,647
Net unrealized appreciation	206,677,731
$638,513,765

Net Assets:
Class A	$567,754,231
Class B	$13,475,406
Class C	$30,185,214
Class Y	$14,278,999
Class R5	$12,819,915

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	26,492,124
Class B	733,215
Class C	1,641,108
Class Y	664,821
Class R5	600,334
Class A:
Net asset value per share	$21.43
Maximum offering price per share
(Net asset value of $21.43 ÷ 94.50%)	$22.68
Class B:
Net asset value and offering price per share	$18.38
Class C:
Net asset value and offering price per share	$18.39
Class Y:
Net asset value and offering price per share	$21.48
Class R5:
Net asset value and offering price per share	$21.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $325,084)	$5,735,828
Dividends from affiliated money market funds	7,579
Total investment income	5,743,407

Expenses:
Advisory fees	2,437,611
Administrative services fees	81,436
Custodian fees	104,092
Distribution fees:
Class A	682,036
Class B	72,112
Class C	144,507
Transfer agent fees — A, B, C and Y	628,109
Transfer agent fees — R5	7,089
Trustees’ and officers’ fees and benefits	23,417
Other	134,037
Total expenses	4,314,446
Less: Fees waived and expense offset arrangement(s)	(26,096)
Net expenses	4,288,350
Net investment income	1,455,057

Realized and unrealized gain from:
Net realized gain from:
Investment securities	31,822,785
Foreign currencies	50,250
31,873,035
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $56,337)	8,623,422
Foreign currencies	27,949
8,651,371
Net realized and unrealized gain	40,524,406
Net increase in net assets resulting from operations	$41,979,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$1,455,057	$4,842,929
Net realized gain	31,873,035	52,924,561
Change in net unrealized appreciation	8,651,371	78,871,723
Net increase in net assets resulting from operations	41,979,463	136,639,213

Distributions to shareholders from net investment income:
Class A	(4,339,708)	(4,227,552)
Class B	(31,051)	(57,975)
Class C	(59,285)	(77,135)
Class Y	(107,366)	(79,225)
Class R5	(263,504)	(261,890)
Total distributions from net investment income	(4,800,914)	(4,703,777)

Distributions to shareholders from net realized gains:
Class A	(46,022,180)	(6,624,317)
Class B	(1,462,237)	(269,646)
Class C	(2,791,809)	(358,765)
Class Y	(882,116)	(100,004)
Class R5	(1,885,173)	(280,332)
Total distributions from net realized gains	(53,043,515)	(7,633,064)

Share transactions–net:
Class A	30,619,354	(40,619,630)
Class B	(1,320,895)	(5,498,523)
Class C	2,682,966	787,053
Class Y	3,894,020	1,252,481
Class R5	(9,063,218)	(2,525,975)
Net increase (decrease) in net assets resulting from share transactions	26,812,227	(46,604,594)
Net increase in net assets	10,947,261	77,697,778

Net assets:
Beginning of period	627,566,504	549,868,726
End of period (includes undistributed net investment income of $1,226,902 and $4,572,759, respectively)	$638,513,765	$627,566,504

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will

9                         Invesco Global Small & Mid Cap Growth Fund

automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Small & Mid Cap Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Global Small & Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $25,690.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $45,057 in front-end sales commissions from the sale of Class A shares and $290, $3,230 and $1,028 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2014, the Fund incurred $614 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Small & Mid Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $75,516,815 and from Level 2 to Level 1 of $77,787,969, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$8,980,813	$—	$8,980,813
Belgium	3,985,222	—	—	3,985,222
Brazil	38,433,652	—	—	38,433,652
Canada	62,820,558	—	—	62,820,558
China	12,220,037	—	—	12,220,037
Germany	30,008,337	3,674,278	—	33,682,615
Hong Kong	10,815,000	—	—	10,815,000
Indonesia	7,983,815	—	—	7,983,815
Ireland	—	28,035,761	—	28,035,761
Israel	—	5,544,612	—	5,544,612
Italy	—	8,041,170	—	8,041,170
Japan	17,883,501	—	—	17,883,501
Netherlands	4,653,043	—	—	4,653,043
Philippines	11,451,759	—	—	11,451,759
South Africa	—	3,318,646	—	3,318,646
Switzerland	28,842,468	—	—	28,842,468
Thailand	11,615,566	—	—	11,615,566
Turkey	9,476,279	7,482,043	—	16,958,322
Turkmenistan	—	9,456,343	—	9,456,343
United Kingdom	29,087,446	85,810,776	—	114,898,222
United States	196,097,814	—	—	196,097,814
Total Investments	$475,374,497	$160,344,442	$—	$635,718,939

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $406.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Global Small & Mid Cap Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $88,491,197 and $101,892,676, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$217,151,628
Aggregate unrealized (depreciation) of investment securities	(11,436,760)
Net unrealized appreciation of investment securities	$205,714,868

Cost of investments for tax purposes is $430,004,071.

14                         Invesco Global Small & Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,074,305	$22,280,883	1,296,133	$25,675,345
Class B	12,988	233,530	32,838	561,476
Class C	169,558	3,033,881	275,489	4,731,339
Class Y	236,179	4,900,296	166,646	3,283,683
Class R5	32,191	669,214	99,367	1,906,509

Issued as reinvestment of dividends:
Class A	2,329,609	46,126,256	593,803	10,599,391
Class B	84,985	1,447,288	20,760	323,648
Class C	158,301	2,697,462	27,510	429,152
Class Y	40,273	798,206	9,591	171,400
Class R5	57,798	1,138,611	13,878	246,478

Automatic conversion of Class B shares to Class A shares:
Class A	98,040	2,038,366	182,103	3,563,679
Class B	(114,095)	(2,038,366)	(209,171)	(3,563,679)

Reacquired:
Class A	(1,913,681)	(39,826,151)	(4,142,993)	(80,458,045)
Class B	(53,899)	(963,347)	(167,221)	(2,819,968)
Class C	(171,937)	(3,048,377)	(255,740)	(4,373,438)
Class Y	(87,182)	(1,804,482)	(113,951)	(2,202,602)
Class R5	(512,453)	(10,871,043)	(237,867)	(4,678,962)
Net increase (decrease) in share activity	1,440,980	$26,812,227	(2,408,825)	$(46,604,594)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$22.11	$0.05	$1.31	$1.36	$(0.18)	$(1.86)	$(2.04)	$21.43	6.89%	$567,754	1.34	%(e)	1.35	%(e)	0.51	%(e)	6%
Year ended 10/31/13	17.87	0.17	4.48	4.65	(0.16)	(0.25)	(0.41)	22.11	26.56	550,526	1.37		1.38		0.87		26
Year ended 10/31/12	17.93	0.17	1.10	1.27	(0.24)	(1.09)	(1.33)	17.87	7.94	482,051	1.42		1.43		1.00		37
Year ended 10/31/11	18.57	0.18	(0.74)	(0.56)	(0.08)	—	(0.08)	17.93	(3.05)	508,794	1.40		1.41		0.95		58
Year ended 10/31/10	14.79	0.06	3.78	3.84	(0.06)	—	(0.06)	18.57	26.07	589,712	1.45		1.46		0.37		39
Year ended 10/31/09	12.87	0.05	3.07	3.12	(0.15)	(1.05)	(1.20)	14.79	28.24	521,223	1.61		1.62		0.40		54
Class B
Six months ended 04/30/14	19.18	(0.02)	1.12	1.10	(0.04)	(1.86)	(1.90)	18.38	6.52	13,475	2.09	(e)	2.10	(e)	(0.24	)(e)	6
Year ended 10/31/13	15.57	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.18	25.58	15,405	2.12		2.13		0.12		26
Year ended 10/31/12	15.74	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.57	7.12	17,529	2.17		2.18		0.25		37
Year ended 10/31/11	16.36	0.03	(0.65)	(0.62)	—	—	—	15.74	(3.79)	23,124	2.15		2.16		0.20		58
Year ended 10/31/10	13.07	(0.05)	3.34	3.29	—	—	—	16.36	25.17	34,439	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04)	2.73	2.69	—	(1.05)	(1.05)	13.07	27.33	38,709	2.36		2.37		(0.35)		54
Class C
Six months ended 04/30/14	19.19	(0.02)	1.12	1.10	(0.04)	(1.86)	(1.90)	18.39	6.51	30,185	2.09	(e)	2.10	(e)	(0.24	)(e)	6
Year ended 10/31/13	15.58	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.19	25.56	28,505	2.12		2.13		0.12		26
Year ended 10/31/12	15.75	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.58	7.11	22,401	2.17		2.18		0.25		37
Year ended 10/31/11	16.37	0.03	(0.65)	(0.62)	—	—	—	15.75	(3.79)	23,368	2.15		2.16		0.20		58
Year ended 10/31/10	13.08	(0.05)	3.34	3.29	—	—	—	16.37	25.15	26,369	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04)	2.74	2.70	—	(1.05)	(1.05)	13.08	27.41	20,802	2.36		2.37		(0.35)		54
Class Y
Six months ended 04/30/14	22.18	0.08	1.31	1.39	(0.23)	(1.86)	(2.09)	21.48	7.04	14,279	1.09	(e)	1.10	(e)	0.76	(e)	6
Year ended 10/31/13	17.92	0.22	4.49	4.71	(0.20)	(0.25)	(0.45)	22.18	26.87	10,546	1.12		1.13		1.12		26
Year ended 10/31/12	18.00	0.22	1.09	1.31	(0.30)	(1.09)	(1.39)	17.92	8.18	7,406	1.17		1.18		1.25		37
Year ended 10/31/11	18.64	0.23	(0.75)	(0.52)	(0.12)	—	(0.12)	18.00	(2.81)	7,589	1.15		1.16		1.20		58
Year ended 10/31/10	14.84	0.10	3.80	3.90	(0.10)	—	(0.10)	18.64	26.38	7,944	1.20		1.21		0.62		39
Year ended 10/31/09	12.87	0.09	3.09	3.18	(0.16)	(1.05)	(1.21)	14.84	28.70	4,715	1.36		1.37		0.65		54
Class R5
Six months ended 04/30/14	22.08	0.09	1.30	1.39	(0.26)	(1.86)	(2.12)	21.35	7.10	12,820	0.95	(e)	0.96	(e)	0.90	(e)	6
Year ended 10/31/13	17.85	0.25	4.46	4.71	(0.23)	(0.25)	(0.48)	22.08	27.05	22,585	0.95		0.96		1.29		26
Year ended 10/31/12	17.95	0.25	1.10	1.35	(0.36)	(1.09)	(1.45)	17.85	8.46	20,481	0.94		0.95		1.48		37
Year ended 10/31/11	18.59	0.27	(0.74)	(0.47)	(0.17)	—	(0.17)	17.95	(2.57)	22,918	0.91		0.92		1.44		58
Year ended 10/31/10	14.81	0.15	3.78	3.93	(0.15)	—	(0.15)	18.59	26.72	27,683	0.92		0.93		0.90		39
Year ended 10/31/09	12.93	0.13	3.07	3.20	(0.27)	(1.05)	(1.32)	14.81	29.20	23,859	0.96		0.97		1.05		54

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $550,151, $14,542, $29,141, $11,780 and $24,442 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

16                         Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,068.90	$6.87	$1,018.15	$6.71	1.34%
B	1,000.00	1,065.20	10.70	1,014.43	10.44	2.09
C	1,000.00	1,065.10	10.70	1,014.43	10.44	2.09
Y	1,000.00	1,070.40	5.60	1,019.39	5.46	1.09
R5	1,000.00	1,071.00	4.88	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Small & Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GSMG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ■ B: IBVBX ■ C: IBVCX ■ R: IIBRX ■ Y: IBVYX ■ Investor: IIBCX R5: IBVIX ■ R6: IBVFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.15%
Class B Shares	3.71
Class C Shares	3.82
Class R Shares	4.06
Class Y Shares	4.26
Investor Class Shares	4.18
Class R5 Shares	4.46
Class R6 Shares	4.48
MSCI EAFE Index‚ (Broad Market/Style-Specific Index)	4.44
Lipper International Large-Cap Core Funds Index■ (Peer Group Index)	4.23

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.49%
10 Years	4.46
5 Years	8.47
1 Year	2.72

Class B Shares
Inception (3/28/02)	4.54%
10 Years	4.43
5 Years	8.61
1 Year	2.95

Class C Shares
Inception (2/14/00)	1.98%
10 Years	4.29
5 Years	8.89
1 Year	6.98

Class R Shares
Inception (11/24/03)	5.60%
10 Years	4.82
5 Years	9.44
1 Year	8.51

Class Y Shares
10 Years	5.22%
5 Years	9.97
1 Year	9.03

Investor Class Shares
Inception (10/28/98)	4.01%
10 Years	5.08
5 Years	9.70
1 Year	8.76

Class R5 Shares
Inception (4/30/04)	5.70%
10 Years	5.70
5 Years	10.38
1 Year	9.33

Class R6 Shares
10 Years	5.18%
5 Years	9.91
1 Year	9.45

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.40%
10 Years	4.12
5 Years	10.76
1 Year	5.97

Class B Shares
Inception (3/28/02)	4.45%
10 Years	4.11
5 Years	10.94
1 Year	6.24

Class C Shares
Inception (2/14/00)	1.89%
10 Years	3.95
5 Years	11.19
1 Year	10.25

Class R Shares
Inception (11/24/03)	5.48%
10 Years	4.47
5 Years	11.76
1 Year	11.72

Class Y Shares
10 Years	4.86%
5 Years	12.30
1 Year	12.33

Investor Class Shares
Inception (10/28/98)	3.93%
10 Years	4.72
5 Years	12.03
1 Year	12.04

Class R5 Shares
Inception (4/30/04)	5.58%
5 Years	12.73
1 Year	12.69

Class R6 Shares
10 Years	4.82%
5 Years	12.24
1 Year	12.71

reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.65%, 2.40%, 2.40%, 1.90%, 1.40%, 1.65%, 1.04% and 1.03%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    For Class C shares, had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                         Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco International Core Equity Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.68%
Australia–2.71%
Australia and New Zealand Banking Group Ltd.	41,325	$1,327,394
Navitas Ltd.	62,273	427,289
Woodside Petroleum Ltd.	51,027	1,937,398
		3,692,081

Canada–11.64%
Agrium Inc.	22,462	2,157,459
Aimia Inc.	34,872	561,579
CAE, Inc.	45,479	600,439
Hudson’s Bay Co.	79,014	1,249,373
Intact Financial Corp.	39,543	2,596,633
Metro Inc.	20,339	1,253,743
Peyto Exploration & Development Corp.(a)	43,200	1,592,803
Suncor Energy, Inc.	60,690	2,341,216
Toronto-Dominion Bank (The)	28,430	1,367,805
Vermilion Energy, Inc.	31,845	2,119,029
		15,840,079

China–1.02%
China Mobile Ltd.	146,000	1,387,894

Finland–1.79%
Sampo Oyj–Class A(a)	48,887	2,434,581

France–12.53%
BNP Paribas S.A.	9,773	734,923
Bouygues S.A.(a)	45,770	2,058,246
Casino Guichard-Perrachon S.A.	11,000	1,404,183
Danone	35,425	2,617,779
Edenred	39,994	1,348,808
Lafarge S.A.	5,364	490,852
LVMH Moet Hennessy Louis Vuitton S.A.	14,481	2,847,685
Orpea	9,878	717,802
Publicis Groupe S.A.	9,346	796,928
Sanofi(a)	37,390	4,031,463
		17,048,669

Germany–6.67%
Bayer AG(a)	13,523	1,876,046
Daimler AG	17,100	1,583,024
MTU Aero Engines AG	4,651	438,181
Muenchener Rueckversicherungs-Gesellschaft AG(a)	8,529	1,969,483
SAP AG	25,109	2,021,749
Siemens AG	9,014	1,187,987
		9,076,470

Ireland–2.50%
CRH PLC	51,014	1,486,003
Shire PLC–ADR	11,159	1,916,558
		3,402,561

	Shares	Value
Israel–1.46%
Teva Pharmaceutical Industries Ltd.–ADR	40,742	$1,990,654

Italy–2.08%
Fiat S.p.A.(b)	113,362	1,373,991
Prada S.p.A.	182,000	1,458,349
		2,832,340

Japan–10.29%
Asahi Group Holdings, Ltd.	68,300	1,886,626
ASICS Corp.	34,300	667,345
KDDI Corp.	21,400	1,139,184
Mitsubishi Corp.	52,300	935,189
Mitsubishi UFJ Financial Group, Inc.	201,600	1,068,837
Nintendo Co., Ltd.	12,000	1,260,687
Nissan Motor Co., Ltd.	241,500	2,071,755
NTT DoCoMo, Inc.(a)	79,100	1,255,015
Sumitomo Corp.	117,500	1,525,213
Suruga Bank Ltd.	24,000	411,308
Toyota Motor Corp.	33,100	1,788,705
		14,009,864

Netherlands–5.38%
Heineken N.V.(a)	37,117	2,574,621
ING Groep N.V.(b)	137,980	1,970,994
Koninklijke Philips N.V.	28,198	905,185
Nutreco N.V.	40,093	1,864,035
		7,314,835

Singapore–2.51%
Avago Technologies Ltd.	23,520	1,493,520
DBS Group Holdings Ltd.	142,000	1,923,451
		3,416,971

Spain–0.53%
Acciona S.A.	8,818	718,208

Sweden–4.15%
Sandvik AB	193,001	2,737,244
SKF AB–Class B(a)	67,502	1,750,350
Svenska Handelsbanken AB–Class A	23,160	1,166,558
		5,654,152

Switzerland–8.67%
ABB Ltd.	77,618	1,870,099
Novartis AG–ADR	32,163	2,796,251
Roche Holding AG	8,466	2,488,623
Swisscom AG	2,400	1,460,204
TE Connectivity Ltd.	20,335	1,199,358
UBS AG	94,696	1,979,557
		11,794,092

Taiwan–1.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	552,000	2,173,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Core Equity Fund

	Shares	Value
United Kingdom–16.45%
British American Tobacco PLC	30,317	$1,747,629
British Sky Broadcasting Group PLC	118,530	1,764,370
Diageo PLC	65,481	2,009,275
Imperial Tobacco Group PLC	35,484	1,534,387
Kingfisher PLC	184,525	1,306,917
Liberty Global PLC–Series A(b)	28,321	1,127,742
Liberty Global PLC–Series C(b)	28,321	1,088,376
National Grid PLC	85,277	1,210,095
Rio Tinto PLC	56,791	3,086,910
Royal Dutch Shell PLC–ADR	33,107	2,606,845
SABMiller PLC	30,270	1,651,266
Schroders PLC	13,901	601,669
Standard Chartered PLC	122,051	2,644,088
		22,379,569

United States–4.70%
ACE Ltd.	12,113	1,239,402
Aon PLC	31,389	2,664,298
Eaton Corp. PLC	16,276	1,182,289
Schlumberger Ltd.	12,902	1,310,198
		6,396,187
Total Common Stocks & Other Equity Interests (Cost $123,316,991)		131,562,898

	Shares	Value
Money Market Funds–3.16%
Liquid Assets Portfolio–Institutional Class(c)	2,151,730	$2,151,730
Premier Portfolio– Institutional Class(c)	2,151,730	2,151,730
Total Money Market Funds (Cost $4,303,460)		4,303,460
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $127,620,451)		135,866,358

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.47%
Liquid Assets Portfolio– Institutional Class (Cost $14,251,847)(c)(d)	14,251,847	14,251,847
TOTAL INVESTMENTS–110.31% (Cost $141,872,298)		150,118,205
OTHER ASSETS LESS LIABILITIES–(10.31)%		(14,040,921)
NET ASSETS–100.00%		$136,077,284

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2014.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$13,602,062	$(13,602,062)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Financials	19.2%
Consumer Discretionary	14.8
Consumer Staples	13.6
Industrials	12.2
Health Care	11.6
Energy	8.7
Information Technology	6.0
Materials	5.3
Telecommunication Services	3.9
Utilities	1.4
Money Market Funds Plus Other Assets Less Liabilities	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $123,316,991)*	$131,562,898
Investments in affiliated money market funds, at value and cost	18,555,307
Total investments, at value (Cost $141,872,298)	150,118,205
Foreign currencies, at value (Cost $137,723)	137,107
Receivable for:
Investments sold	399,043
Fund shares sold	74,340
Dividends	793,707
Investment for trustee deferred compensation and retirement plans	100,198
Other assets	50,828
Total assets	151,673,428

Liabilities:
Payable for:
Investments purchased	813,205
Fund shares reacquired	290,433
Collateral upon return of securities loaned	14,251,847
Accrued fees to affiliates	66,656
Accrued trustees’ and officers’ fees and benefits	1,623
Accrued other operating expenses	59,078
Trustee deferred compensation and retirement plans	113,302
Total liabilities	15,596,144
Net assets applicable to shares outstanding	$136,077,284

Net assets consist of:
Shares of beneficial interest	$137,811,281
Undistributed net investment income	385,897
Undistributed net realized gain (loss)	(10,425,038)
Net unrealized appreciation	8,305,144
$136,077,284

Net Assets:
Class A	$42,999,419
Class B	$2,062,386
Class C	$12,101,918
Class R	$2,063,474
Class Y	$1,911,266
Investor Class	$13,609,193
Class R5	$2,812,935
Class R6	$58,516,693

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	3,667,614
Class B	175,020
Class C	1,055,207
Class R	175,490
Class Y	160,455
Investor Class	1,142,531
Class R5	240,835
Class R6	5,010,201
Class A:
Net asset value per share	$11.72
Maximum offering price per share
(Net asset value of $11.72 ÷ 94.50%)	$12.40
Class B:
Net asset value and offering price per share	$11.78
Class C:
Net asset value and offering price per share	$11.47
Class R:
Net asset value and offering price per share	$11.76
Class Y:
Net asset value and offering price per share	$11.91
Investor Class:
Net asset value and offering price per share	$11.91
Class R5:
Net asset value and offering price per share	$11.68
Class R6:
Net asset value and offering price per share	$11.68

*	At April 30, 2014, securities with an aggregate value of $13,602,062 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $162,237)	$2,016,391
Dividends from affiliated money market funds (includes securities lending income of $33,106)	34,048
Total investment income	2,050,439

Expenses:
Advisory fees	496,576
Administrative services fees	24,795
Custodian fees	25,390
Distribution fees:
Class A	51,989
Class B	11,170
Class C	60,234
Class R	5,207
Investor Class	17,013
Transfer agent fees — A, B, C, R, Y and Investor	124,749
Transfer agent fees — R5	174
Transfer agent fees — R6	563
Trustees’ and officers’ fees and benefits	14,621
Other	115,511
Total expenses	947,992
Less: Fees waived and expense offset arrangement(s)	(2,943)
Net expenses	945,049
Net investment income	1,105,390

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $9,490)	7,316,893
Foreign currencies	(55,237)
7,261,656
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $9,426)	(2,779,856)
Foreign currencies	12,808
(2,767,048)
Net realized and unrealized gain	4,494,608
Net increase in net assets resulting from operations	$5,599,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$1,105,390	$2,579,095
Net realized gain	7,261,656	37,098,687
Change in net unrealized appreciation (depreciation)	(2,767,048)	(1,291,216)
Net increase in net assets resulting from operations	5,599,998	38,386,566

Distributions to shareholders from net investment income:
Class A	(699,534)	(710,340)
Class B	(22,302)	(30,084)
Class C	(119,182)	(118,668)
Class R	(29,524)	(31,854)
Class Y	(25,535)	(28,913)
Investor Class	(234,807)	(255,659)
Class R5	(67,893)	(197,847)
Class R6	(1,303,221)	(5,230,104)
Total distributions from net investment income	(2,501,998)	(6,603,469)

Share transactions–net:
Class A	(717,496)	(2,345,965)
Class B	(479,704)	(1,013,721)
Class C	(684,065)	(1,189,913)
Class R	(10,174)	(302,488)
Class Y	569,876	(321,805)
Investor Class	(1,430,112)	(1,607,037)
Class R5	(255,994)	(5,431,002)
Class R6	(86,191)	(166,619,388)
Net increase (decrease) in net assets resulting from share transactions	(3,093,860)	(178,831,319)
Net increase (decrease) in net assets	4,140	(147,048,222)

Net assets:
Beginning of period	136,073,144	283,121,366
End of period (includes undistributed net investment income of $385,897 and $1,782,505, respectively)	$136,077,284	$136,073,144

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco International Core Equity Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco International Core Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

11                         Invesco International Core Equity Fund

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $2,816.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges,

12                         Invesco International Core Equity Fund

including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $4,000 in front-end sales commissions from the sale of Class A shares and $12, $622 and $165 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $7,265,385 and from Level 2 to Level 1 of $7,389,042, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$3,692,081	$—	$3,692,081
Canada	15,840,079	—	—	15,840,079
China	1,387,894	—	—	1,387,894
Finland	—	2,434,581	—	2,434,581
France	6,972,541	10,076,128	—	17,048,669
Germany	8,638,289	438,181	—	9,076,470
Ireland	1,916,558	1,486,003	—	3,402,561
Israel	1,990,654	—	—	1,990,654
Italy	—	2,832,340	—	2,832,340
Japan	10,334,533	3,675,331	—	14,009,864
Netherlands	2,574,621	4,740,214	—	7,314,835
Singapore	1,493,520	1,923,451	—	3,416,971
Spain	—	718,208	—	718,208
Sweden	—	5,654,152	—	5,654,152
Switzerland	5,975,166	5,818,926	—	11,794,092
Taiwan	—	2,173,691	—	2,173,691
United Kingdom	8,042,333	14,337,236	—	22,379,569
United States	24,951,494	—	—	24,951,494
Total Investments	$90,117,682	$60,000,523	$—	$150,118,205

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $127.

13                         Invesco International Core Equity Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$11,001,492	$—	$11,001,492
Not subject to expiration	4,572,292	1,560,686	6,132,978
	$15,573,784	$1,560,686	$17,134,470

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $108,162,680 and $111,168,613, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,075,990
Aggregate unrealized (depreciation) of investment securities	(2,382,306)
Net unrealized appreciation of investment securities	$7,693,684
Cost of investments for tax purposes is $142,424,521.

14                         Invesco International Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	213,748	$2,410,963	555,347	$5,942,173
Class B	5,789	64,514	17,830	190,884
Class C	69,259	764,041	186,878	1,971,690
Class R	53,559	604,843	51,394	545,008
Class Y	83,824	958,954	40,986	443,049
Investor Class	25,923	296,079	77,150	849,117
Class R5	5,799	65,930	5,211	62,790
Class R6	141,123	1,579,401	303,590	3,190,475

Issued as reinvestment of dividends:
Class A	61,809	668,156	67,198	679,375
Class B	2,006	21,844	2,866	29,204
Class C	10,054	106,576	10,612	105,270
Class R	2,721	29,524	3,138	31,854
Class Y	2,057	22,564	2,676	27,450
Investor Class	20,654	226,785	24,114	247,648
Class R5	6,302	67,746	19,646	197,834
Class R6	121,343	1,303,221	519,891	5,230,104

Automatic conversion of Class B shares to Class A shares:
Class A	30,474	345,684	63,299	673,135
Class B	(30,304)	(345,684)	(63,015)	(673,135)

Reacquired:
Class A	(366,853)	(4,142,299)	(913,757)	(9,640,648)
Class B	(19,410)	(220,378)	(53,237)	(560,674)
Class C	(140,035)	(1,554,682)	(318,934)	(3,266,873)
Class R	(56,534)	(644,541)	(82,934)	(879,350)
Class Y	(35,667)	(411,642)	(74,071)	(792,304)
Investor Class	(169,869)	(1,952,976)	(250,611)	(2,703,802)
Class R5	(34,236)	(389,670)	(536,200)	(5,691,626)
Class R6	(263,963)	(2,968,813)	(16,433,366)	(175,039,967)
Net increase (decrease) in share activity	(260,427)	$(3,093,860)	(16,774,299)	$(178,831,319)

(a)	47% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

15                         Invesco International Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/14	$11.45	$0.08	$0.38	$0.46	$(0.19)	$11.72	4.15%	$42,999	1.61	%(e)	1.61	%(e)	1.49	%(e)	84%
Year ended 10/31/13	9.87	0.13	1.63	1.76	(0.18)	11.45	18.11	42,703	1.65		1.65		1.20		25
Year ended 10/31/12	10.02	0.18	(0.05)	0.13	(0.28)	9.87	1.40	39,044	1.59		1.59		1.86		20
Year ended 10/31/11	10.96	0.30	(1.11)	(0.81)	(0.13)	10.02	(7.46)	43,983	1.54		1.54		2.71		26
Year ended 10/31/10	10.34	0.17	0.62	0.79	(0.17)	10.96	7.68	40,422	1.51		1.51		1.59		39
Year ended 10/31/09	8.63	0.14	1.87	2.01	(0.30)	10.34	24.35	61,810	1.62		1.62		1.63		43
Class B
Six months ended 04/30/14	11.47	0.04	0.38	0.42	(0.11)	11.78	3.71	2,062	2.36	(e)	2.36	(e)	0.74	(e)	84
Year ended 10/31/13	9.87	0.05	1.65	1.70	(0.10)	11.47	17.35	2,488	2.40		2.40		0.45		25
Year ended 10/31/12	10.00	0.11	(0.05)	0.06	(0.19)	9.87	0.67	3,085	2.34		2.34		1.11		20
Year ended 10/31/11	10.92	0.22	(1.11)	(0.89)	(0.03)	10.00	(8.16)	4,654	2.29		2.29		1.96		26
Year ended 10/31/10	10.30	0.09	0.62	0.71	(0.09)	10.92	6.88	6,906	2.26		2.26		0.84		39
Year ended 10/31/09	8.54	0.08	1.86	1.94	(0.18)	10.30	23.26	9,864	2.37		2.37		0.88		43
Class C
Six months ended 04/30/14	11.16	0.04	0.38	0.42	(0.11)	11.47	3.82	12,102	2.36	(e)	2.36	(e)	0.74	(e)	84
Year ended 10/31/13	9.61	0.05	1.60	1.65	(0.10)	11.16	17.30	12,458	2.40		2.40		0.45		25
Year ended 10/31/12	9.74	0.11	(0.05)	0.06	(0.19)	9.61	0.69	11,896	2.34		2.34		1.11		20
Year ended 10/31/11	10.65	0.21	(1.09)	(0.88)	(0.03)	9.74	(8.28)	15,597	2.29		2.29		1.96		26
Year ended 10/31/10	10.04	0.09	0.61	0.70	(0.09)	10.65	6.96	20,110	2.26		2.26		0.84		39
Year ended 10/31/09	8.33	0.07	1.82	1.89	(0.18)	10.04	23.25	22,854	2.37		2.37		0.88		43
Class R
Six months ended 04/30/14	11.47	0.07	0.38	0.45	(0.16)	11.76	4.06	2,063	1.86	(e)	1.86	(e)	1.24	(e)	84
Year ended 10/31/13	9.88	0.10	1.65	1.75	(0.16)	11.47	17.87	2,016	1.90		1.90		0.95		25
Year ended 10/31/12	10.01	0.15	(0.03)	0.12	(0.25)	9.88	1.29	2,016	1.84		1.84		1.61		20
Year ended 10/31/11	10.95	0.27	(1.11)	(0.84)	(0.10)	10.01	(7.76)	2,885	1.79		1.79		2.46		26
Year ended 10/31/10	10.33	0.14	0.62	0.76	(0.14)	10.95	7.41	3,028	1.76		1.76		1.34		39
Year ended 10/31/09	8.61	0.12	1.86	1.98	(0.26)	10.33	23.88	2,697	1.87		1.87		1.38		43
Class Y
Six months ended 04/30/14	11.65	0.10	0.38	0.48	(0.22)	11.91	4.26	1,911	1.36	(e)	1.36	(e)	1.74	(e)	84
Year ended 10/31/13	10.03	0.16	1.67	1.83	(0.21)	11.65	18.53	1,284	1.40		1.40		1.45		25
Year ended 10/31/12	10.18	0.21	(0.05)	0.16	(0.31)	10.03	1.67	1,411	1.34		1.34		2.11		20
Year ended 10/31/11	11.14	0.33	(1.12)	(0.79)	(0.17)	10.18	(7.23)	1,354	1.29		1.29		2.96		26
Year ended 10/31/10	10.51	0.19	0.64	0.83	(0.20)	11.14	7.91	1,839	1.26		1.26		1.84		39
Year ended 10/31/09	8.75	0.18	1.88	2.06	(0.30)	10.51	24.61	1,983	1.37		1.37		1.88		43
Investor Class
Six months ended 04/30/14	11.63	0.08	0.39	0.47	(0.19)	11.91	4.18	13,609	1.61	(e)	1.61	(e)	1.49	(e)	84
Year ended 10/31/13	10.02	0.13	1.66	1.79	(0.18)	11.63	18.14	14,726	1.65		1.65		1.20		25
Year ended 10/31/12	10.16	0.18	(0.04)	0.14	(0.28)	10.02	1.48	14,181	1.59		1.59		1.86		20
Year ended 10/31/11	11.12	0.30	(1.13)	(0.83)	(0.13)	10.16	(7.53)	16,009	1.54		1.54		2.71		26
Year ended 10/31/10	10.49	0.17	0.63	0.80	(0.17)	11.12	7.67	19,438	1.51		1.51		1.59		39
Year ended 10/31/09	8.75	0.14	1.90	2.04	(0.30)	10.49	24.35	21,500	1.62		1.62		1.63		43
Class R5
Six months ended 04/30/14	11.45	0.12	0.37	0.49	(0.26)	11.68	4.46	2,813	1.03	(e)	1.03	(e)	2.07	(e)	84
Year ended 10/31/13	9.89	0.19	1.63	1.82	(0.26)	11.45	18.71	3,010	1.04		1.04		1.81		25
Year ended 10/31/12	10.04	0.24	(0.04)	0.20	(0.35)	9.89	2.15	7,656	0.90		0.90		2.55		20
Year ended 10/31/11	10.99	0.37	(1.11)	(0.74)	(0.21)	10.04	(6.85)	208,295	0.91		0.91		3.34		26
Year ended 10/31/10	10.37	0.23	0.63	0.86	(0.24)	10.99	8.35	228,027	0.91		0.91		2.19		39
Year ended 10/31/09	8.70	0.20	1.86	2.06	(0.39)	10.37	25.10	241,432	0.94		0.94		2.31		43
Class R6
Six months ended 04/30/14	11.45	0.12	0.37	0.49	(0.26)	11.68	4.48	58,517	1.02	(e)	1.02	(e)	2.08	(e)	84
Year ended 10/31/13	9.88	0.19	1.64	1.83	(0.26)	11.45	18.84	57,388	1.03		1.03		1.82		25
Period ended 10/31/12(f)	10.05	0.03	(0.20)	(0.17)	—	9.88	(1.69)	203,831	0.87	(g)	0.87	(g)	2.58	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,936, $2,253, $12,147, $2,100, $1,542, $13,723, $2,928 and $56,890 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

16                         Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,041.50	$8.15	$1,016.81	$8.05	1.61%
B	1,000.00	1,037.10	11.92	1,013.09	11.78	2.36
C	1,000.00	1,038.20	11.93	1,013.09	11.78	2.36
R	1,000.00	1,040.60	9.41	1,015.57	9.30	1.86
Y	1,000.00	1,042.60	6.89	1,018.05	6.80	1.36
Investor	1,000.00	1,041.80	8.15	1,016.81	8.05	1.61
R5	1,000.00	1,044.60	5.22	1,019.69	5.16	1.03
R6	1,000.00	1,044.80	5.17	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	I-ICE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco International Growth Fund
Nasdaq:
A: AIIEX ■ B: AIEBX ■ C: AIECX ■ R: AIERX ■ Y: AIIYX ■ R5: AIEVX ■ R6: IGFRX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.98%
Class B Shares	4.56
Class C Shares	4.59
Class R Shares	4.83
Class Y Shares	5.10
Class R5 Shares	5.15
Class R6 Shares	5.17
MSCI EAFE Index‚ (Broad Market Index)	4.44
Custom International Growth Index‚ (Style-Specific Index)	2.41
Lipper International Multi-Cap Growth Funds Index■ (Peer Group Index)	3.30

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom International Growth Index is an index comprised of the MSCI EAFE Growth Index computed using the net return, which withholds applicable taxes for non-resident investors, through February 28, 2013, and the MSCI All Country World ex US Growth Index computed using the net return, which withholds applicable taxes for non-resident investors thereafter.

    The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

    The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex US Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	8.05%
10 Years	8.51
5 Years	13.16
1 Year	8.84

Class B Shares
Inception (9/15/94)	6.70%
10 Years	8.49
5 Years	13.34
1 Year	9.32

Class C Shares
Inception (8/4/97)	5.02%
10 Years	8.32
5 Years	13.58
1 Year	13.34

Class R Shares
Inception (6/3/02)	8.24%
10 Years	8.86
5 Years	14.16
1 Year	14.89

Class Y Shares
10 Years	9.29%
5 Years	14.72
1 Year	15.47

Class R5 Shares
Inception (3/15/02)	8.98%
10 Years	9.61
5 Years	14.89
1 Year	15.57

Class R6 Shares
10 Years	9.20%
5 Years	14.59
1 Year	15.67

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	8.00%
10 Years	8.11
5 Years	14.32
1 Year	8.84

Class B Shares
Inception (9/15/94)	6.64%
10 Years	8.08
5 Years	14.51
1 Year	9.31

Class C Shares
Inception (8/4/97)	4.94%
10 Years	7.92
5 Years	14.75
1 Year	13.29

Class R Shares
Inception (6/3/02)	8.15%
10 Years	8.45
5 Years	15.33
1 Year	14.87

Class Y Shares
10 Years	8.87%
5 Years	15.91
1 Year	15.43

Class R5 Shares
Inception (3/15/02)	8.90%
10 Years	9.20
5 Years	16.06
1 Year	15.56

Class R6 Shares
10 Years	8.79%
5 Years	15.77
1 Year	15.66

of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.35%, 2.10%, 2.10%, 1.60%, 1.10%, 0.99% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09%, 0.98% and 0.91%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as

3 Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco International Growth Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.14%
Australia–3.26%
Amcor Ltd.	12,071,168	$115,603,739
Brambles Ltd.	10,022,992	88,041,095
CSL Ltd.	845,551	53,909,880
		257,554,714

Belgium–1.48%
Anheuser-Busch InBev N.V.	1,093,468	116,583,676

Brazil–3.72%
Banco Bradesco S.A.–ADR	7,546,196	112,211,934
BM&FBovespa S.A.	26,936,100	137,470,992
BRF S.A.	1,933,700	43,707,274
		293,390,200

Canada–8.13%
Agrium Inc.	548,659	52,698,296
Canadian National Railway Co.	1,114,456	65,281,091
Cenovus Energy Inc.	2,202,169	65,602,936
CGI Group Inc.–Class A(a)	3,070,936	110,733,021
Encana Corp.	4,117,477	95,385,713
Fairfax Financial Holdings Ltd.	165,460	72,147,203
Suncor Energy, Inc.	4,648,001	179,304,272
		641,152,532

China–2.80%
Baidu, Inc.–ADR(a)	732,883	112,754,050
CNOOC Ltd.	23,764,093	39,295,705
Industrial & Commercial Bank of China Ltd.–Class H	115,342,461	68,733,270
		220,783,025

Denmark–2.47%
Carlsberg AS–Class B	1,054,926	105,750,097
Novo Nordisk AS–Class B	1,957,255	88,796,908
		194,547,005

France–4.78%
Publicis Groupe S.A.	1,524,328	129,978,540
Schneider Electric S.A.	973,546	91,494,620
Total S.A.	2,174,062	155,444,764
		376,917,924

Germany–7.38%
Adidas AG	597,134	63,729,120
Allianz S.E.	721,036	124,886,611
Deutsche Boerse AG	1,054,678	77,239,941
Deutsche Post AG	2,118,874	79,763,710
Deutsche Telekom AG	5,237,594	87,810,990
SAP AG	1,847,100	148,726,445
		582,156,817

	Shares	Value
Hong Kong–3.14%
Galaxy Entertainment Group Ltd.(a)	16,784,090	$132,609,435
Hutchison Whampoa Ltd.	8,429,590	115,604,697
		248,214,132

Ireland–1.75%
Shire PLC	2,416,816	138,174,161

Israel–1.73%
Teva Pharmaceutical Industries Ltd.–ADR	2,787,155	136,180,393

Japan–5.83%
Denso Corp.	1,172,947	53,375,227
FANUC Corp.	474,912	85,477,656
Japan Tobacco, Inc.	2,272,900	74,614,618
Keyence Corp.	170,327	65,619,964
Komatsu Ltd.	3,042,028	67,012,101
Toyota Motor Corp.	2,110,830	114,068,041
		460,167,607

Mexico–1.79%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	419,483	38,076,472
Grupo Televisa S.A.B.–ADR	3,145,479	103,203,166
		141,279,638

Netherlands–1.17%
Unilever N.V.	2,144,252	91,933,051

Singapore–4.00%
Avago Technologies Ltd.	1,810,797	114,985,609
Keppel Corp. Ltd.	11,453,313	96,205,636
United Overseas Bank Ltd.	5,993,166	104,029,429
		315,220,674

South Korea–3.09%
Hyundai Mobis Co., Ltd	410,895	117,316,762
Samsung Electronics Co., Ltd.	96,886	126,287,856
		243,604,618

Spain–1.11%
Amadeus IT Holding S.A.–Class A	2,111,553	87,914,661

Sweden–2.15%
Investor AB–Class B	2,663,016	103,347,386
Telefonaktiebolaget LM Ericsson– Class B	5,537,704	66,492,600
		169,839,986

Switzerland–9.29%
ABB Ltd.	4,246,752	102,319,628
Julius Baer Group Ltd.	1,723,487	80,798,206
Nestle S.A.	1,363,674	105,448,577
Novartis AG	1,008,767	87,657,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Growth Fund

	Shares	Value
Switzerland–(continued)
Roche Holding AG	541,969	$159,314,484
Syngenta AG	282,838	112,292,632
UBS AG	4,071,858	85,119,504
		732,950,245

Taiwan–1.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	36,381,887	143,266,252

Thailand–1.04%
Kasikornbank PCL–NVDR	13,861,800	82,173,902

Turkey–1.12%
Akbank T.A.S.	25,372,394	88,560,049

United Kingdom–18.09%
Aberdeen Asset Management PLC	11,017,904	81,484,257
British American Tobacco PLC	2,739,427	157,914,801
British Sky Broadcasting Group PLC	10,742,793	159,911,113
Centrica PLC	12,352,162	68,818,712
Compass Group PLC	11,013,103	175,613,655
Informa PLC	7,124,832	58,231,965

	Shares	Value
United Kingdom–(continued)
Kingfisher PLC	11,073,999	$78,432,690
Next PLC	656,715	72,546,455
Reed Elsevier PLC	14,018,219	206,781,825
Royal Dutch Shell PLC–Class B	3,029,770	128,619,367
Smith & Nephew PLC	6,388,871	99,411,700
WPP PLC	6,472,423	139,737,862
		1,427,504,402
Total Common Stocks & Other Equity Interests (Cost $5,012,427,681)		7,190,069,664

Money Market Funds–8.54%
Liquid Assets Portfolio–Institutional Class(b)	336,785,228	336,785,228
Premier Portfolio– Institutional Class(b)	336,785,228	336,785,228
Total Money Market Funds (Cost $673,570,456)		673,570,456
TOTAL INVESTMENTS–99.68% (Cost $5,685,998,137)		7,863,640,120
OTHER ASSETS LESS LIABILITIES–0.32%		25,410,216
NET ASSETS–100.00%		$7,889,050,336

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Consumer Discretionary	20.3%
Financials	15.4
Information Technology	12.4
Industrials	10.0
Health Care	9.7
Consumer Staples	9.3
Energy	8.4
Materials	3.6
Telecommunication Services	1.1
Utilities	0.9
Money Market Funds Plus Other Assets Less Liabilities	8.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $5,012,427,681)	$7,190,069,664
Investments in affiliated money market funds, at value and cost	673,570,456
Total investments, at value (Cost $5,685,998,137)	7,863,640,120
Foreign currencies, at value (Cost $10,919,571)	10,908,263
Receivable for:
Fund shares sold	15,979,969
Dividends	32,014,542
Investment for trustee deferred compensation and retirement plans	735,234
Other assets	125,091
Total assets	7,923,403,219

Liabilities:
Payable for:
Investments purchased	19,853,162
Fund shares reacquired	7,965,530
Accrued fees to affiliates	3,327,818
Accrued trustees’ and officers’ fees and benefits	9,512
Accrued foreign taxes	1,201,759
Accrued other operating expenses	1,118,660
Trustee deferred compensation and retirement plans	876,442
Total liabilities	34,352,883
Net assets applicable to shares outstanding	$7,889,050,336

Net assets consist of:
Shares of beneficial interest	$5,725,297,133
Undistributed net investment income	14,338,650
Undistributed net realized gain (loss)	(28,465,207)
Net unrealized appreciation	2,177,879,760
$7,889,050,336

Net Assets:
Class A	$2,786,257,321
Class B	$34,015,352
Class C	$173,106,963
Class R	$107,400,282
Class Y	$2,510,441,179
Class R5	$1,940,562,127
Class R6	$337,267,112

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	80,616,069
Class B	1,065,280
Class C	5,415,711
Class R	3,141,547
Class Y	72,460,902
Class R5	55,344,633
Class R6	9,624,359
Class A:
Net asset value per share	$34.56
Maximum offering price per share
(Net asset value of $34.56 ÷ 94.50%)	$36.57
Class B:
Net asset value and offering price per share	$31.93
Class C:
Net asset value and offering price per share	$31.96
Class R:
Net asset value and offering price per share	$34.19
Class Y:
Net asset value and offering price per share	$34.65
Class R5:
Net asset value and offering price per share	$35.06
Class R6:
Net asset value and offering price per share	$35.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,181,982)	$89,608,904
Dividends from affiliated money market funds	112,807
Total investment income	89,721,711

Expenses:
Advisory fees	31,071,745
Administrative services fees	348,861
Custodian fees	1,338,144
Distribution fees:
Class A	3,317,855
Class B	181,794
Class C	802,794
Class R	254,014
Transfer agent fees — A, B, C, R and Y	4,643,895
Transfer agent fees — R5	784,509
Transfer agent fees — R6	6,155
Trustees’ and officers’ fees and benefits	140,258
Other	898,551
Total expenses	43,788,575
Less: Fees waived and expense offset arrangement(s)	(356,847)
Net expenses	43,431,728
Net investment income	46,289,983

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	144,791,477
Foreign currencies	(509,391)
144,282,086
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $1,201,759)	184,228,128
Foreign currencies	102,768
184,330,896
Net realized and unrealized gain	328,612,982
Net increase in net assets resulting from operations	$374,902,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income	$46,289,983	$64,402,286
Net realized gain	144,282,086	127,776,516
Change in net unrealized appreciation	184,330,896	996,385,376
Net increase in net assets resulting from operations	374,902,965	1,188,564,178

Distributions to shareholders from net investment income:
Class A	(28,925,252)	(21,975,533)
Class B	(183,328)	(188,836)
Class C	(759,542)	(568,367)
Class R	(917,629)	(724,598)
Class Y	(29,609,780)	(18,141,196)
Class R5	(25,890,985)	(17,685,492)
Class R6	(4,443,470)	(3,042,814)
Total distributions from net investment income	(90,729,986)	(62,326,836)

Share transactions–net:
Class A	21,054,123	109,823,580
Class B	(6,230,382)	(13,117,436)
Class C	12,044,033	(3,624,211)
Class R	(1,352,279)	(856,318)
Class Y	231,424,787	397,523,737
Class R5	(26,060,463)	330,067,322
Class R6	25,178,007	26,805,828
Net increase in net assets resulting from share transactions	256,057,826	846,622,502
Net increase in net assets	540,230,805	1,972,859,844

Net assets:
Beginning of period	7,348,819,531	5,375,959,687
End of period (includes undistributed net investment income of $14,338,650 and $58,778,653, respectively)	$7,889,050,336	$7,348,819,531

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco International Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco International Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco International Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees of $355,885.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $396,680 in front-end sales commissions from the sale of Class A shares and $5,351, $9,426 and $4,083 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco International Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $1,164,059,028 and from Level 2 to Level 1 of $1,215,615,626, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$257,554,714	$—	$257,554,714
Belgium	—	116,583,676	—	116,583,676
Brazil	293,390,200	—	—	293,390,200
Canada	641,152,532	—	—	641,152,532
China	220,783,025	—	—	220,783,025
Denmark	—	194,547,005	—	194,547,005
France	—	376,917,924	—	376,917,924
Germany	582,156,817	—	—	582,156,817
Hong Kong	—	248,214,132	—	248,214,132
Ireland	—	138,174,161	—	138,174,161
Israel	136,180,393	—	—	136,180,393
Japan	346,099,566	114,068,041	—	460,167,607
Mexico	141,279,638	—	—	141,279,638
Netherlands	—	91,933,051	—	91,933,051
Singapore	315,220,674	—	—	315,220,674
South Korea	117,316,762	126,287,856	—	243,604,618
Spain	—	87,914,661	—	87,914,661
Sweden	—	169,839,986	—	169,839,986
Switzerland	85,119,504	647,830,741	—	732,950,245
Taiwan	—	143,266,252	—	143,266,252
Thailand	—	82,173,902	—	82,173,902
Turkey	88,560,049	—	—	88,560,049
United Kingdom	68,818,712	1,358,685,690	—	1,427,504,402
United States	673,570,456	—	—	673,570,456
Total Investments	$3,709,648,328	$4,153,991,792	$—	$7,863,640,120

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $962.

13                         Invesco International Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$169,768,428	$—	$169,768,428

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $848,189,662 and $791,772,028, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,186,716,650
Aggregate unrealized (depreciation) of investment securities	(42,111,451)
Net unrealized appreciation of investment securities	$2,144,605,199

Cost of investments for tax purposes is $5,719,034,921.

14                         Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	9,395,937	$312,608,916	19,383,355	$583,441,582
Class B	29,657	912,953	57,203	1,594,247
Class C	835,968	25,695,006	941,432	26,514,706
Class R	493,562	16,279,191	1,097,072	32,445,830
Class Y	11,337,912	378,075,171	25,383,682	765,865,426
Class R5	6,429,962	218,219,574	20,803,776	634,081,306
Class R6	896,508	29,896,907	3,109,748	95,344,081

Issued as reinvestment of dividends:
Class A	783,877	25,272,199	761,301	21,575,264
Class B	5,818	173,790	7,035	184,937
Class C	23,015	688,159	20,481	539,064
Class R	28,368	905,491	25,521	716,367
Class Y	739,626	23,870,700	514,305	14,595,975
Class R5	650,436	21,261,697	544,290	15,626,551
Class R6	136,136	4,443,470	106,058	3,042,814

Automatic conversion of Class B shares to Class A shares:
Class A	132,462	4,450,295	235,973	7,101,209
Class B	(143,271)	(4,450,295)	(255,211)	(7,101,209)

Reacquired:
Class A	(9,659,412)	(321,277,287)	(16,687,815)	(502,294,475)
Class B	(93,031)	(2,866,830)	(281,625)	(7,795,411)
Class C	(466,205)	(14,339,132)	(1,107,919)	(30,677,981)
Class R	(562,002)	(18,536,961)	(1,150,554)	(34,018,515)
Class Y	(5,109,170)	(170,521,084)	(12,615,179)	(382,937,664)
Class R5	(7,856,223)	(265,541,734)	(10,518,958)	(319,640,535)
Class R6	(270,361)	(9,162,370)	(2,326,358)	(71,581,067)
Net increase in share activity	7,759,569	$256,057,826	28,047,613	$846,622,502

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(f)	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$33.30	$0.18	$1.44	$1.62	$(0.36)	$34.56	4.95%	$2,786,257	1.33	%(d)	1.34	%(d)	1.11	%(d)	11%
Year ended 10/31/13	27.96	0.26	5.37	5.63	(0.29)	33.29	20.31	2,662,962	1.33		1.34		0.87		21
Year ended 10/31/12	26.43	0.26	1.59	1.85	(0.32)	27.96	7.13	2,132,503	1.37		1.38		0.99		21
Year ended 10/31/11	26.99	0.36	(0.65)	(0.29)	(0.27)	26.43	(1.10)	2,056,979	1.38		1.39		1.29		25
Year ended 10/31/10	23.41	0.21	3.66	3.87	(0.29)	26.99	16.68	1,958,940	1.43		1.44		0.85		25
Year ended 10/31/09	19.04	0.24	4.52	4.76	(0.39)	23.41	25.65	1,734,895	1.49		1.51		1.24		26
Class B
Six months ended 04/30/14	30.69	0.05	1.34	1.39	(0.15)	31.93	4.56	34,015	2.08	(d)	2.09	(d)	0.36	(d)	11
Year ended 10/31/13	25.81	0.03	4.96	4.99	(0.11)	30.69	19.41	38,858	2.08		2.09		0.12		21
Year ended 10/31/12	24.41	0.06	1.47	1.53	(0.13)	25.81	6.31	44,873	2.12		2.13		0.24		21
Year ended 10/31/11	24.95	0.14	(0.60)	(0.46)	(0.08)	24.41	(1.85)	57,683	2.13		2.14		0.54		25
Year ended 10/31/10	21.68	0.02	3.40	3.42	(0.15)	24.95	15.83	51,950	2.18		2.19		0.10		25
Year ended 10/31/09	17.52	0.09	4.20	4.29	(0.13)	21.68	24.72	61,649	2.24		2.26		0.49		26
Class C
Six months ended 04/30/14	30.72	0.05	1.34	1.39	(0.15)	31.96	4.55	173,107	2.08	(d)	2.09	(d)	0.36	(d)	11
Year ended 10/31/13	25.83	0.03	4.97	5.00	(0.11)	30.72	19.44	154,313	2.08		2.09		0.12		21
Year ended 10/31/12	24.43	0.06	1.47	1.53	(0.13)	25.83	6.31	133,529	2.12		2.13		0.24		21
Year ended 10/31/11	24.97	0.14	(0.60)	(0.46)	(0.08)	24.43	(1.85)	145,944	2.13		2.14		0.54		25
Year ended 10/31/10	21.70	0.02	3.40	3.42	(0.15)	24.97	15.81	142,898	2.18		2.19		0.10		25
Year ended 10/31/09	17.53	0.09	4.21	4.30	(0.13)	21.70	24.76	139,000	2.24		2.26		0.49		26
Class R
Six months ended 04/30/14	32.91	0.14	1.43	1.57	(0.29)	34.19	4.83	107,400	1.58	(d)	1.59	(d)	0.86	(d)	11
Year ended 10/31/13	27.64	0.19	5.31	5.50	(0.23)	32.91	20.03	104,712	1.58		1.59		0.62		21
Year ended 10/31/12	26.13	0.20	1.57	1.77	(0.26)	27.64	6.85	88,726	1.62		1.63		0.74		21
Year ended 10/31/11	26.70	0.28	(0.64)	(0.36)	(0.21)	26.13	(1.38)	112,091	1.63		1.64		1.04		25
Year ended 10/31/10	23.18	0.15	3.62	3.77	(0.25)	26.70	16.36	115,237	1.68		1.69		0.60		25
Year ended 10/31/09	18.80	0.20	4.49	4.69	(0.31)	23.18	25.44	63,544	1.74		1.76		0.99		26
Class Y
Six months ended 04/30/14	33.42	0.22	1.45	1.67	(0.44)	34.65	5.10	2,510,441	1.08	(d)	1.09	(d)	1.36	(d)	11
Year ended 10/31/13	28.05	0.34	5.37	5.71	(0.34)	33.42	20.59	2,188,960	1.08		1.09		1.13		21
Year ended 10/31/12	26.53	0.33	1.59	1.92	(0.40)	28.05	7.39	1,464,295	1.12		1.13		1.24		21
Year ended 10/31/11	27.08	0.42	(0.64)	(0.22)	(0.33)	26.53	(0.83)	741,428	1.13		1.14		1.54		25
Year ended 10/31/10	23.48	0.27	3.67	3.94	(0.34)	27.08	16.94	173,313	1.18		1.19		1.10		25
Year ended 10/31/09	19.04	0.32	4.52	4.84	(0.40)	23.48	26.05	62,343	1.24		1.26		1.49		26
Class R5
Six months ended 04/30/14	33.84	0.24	1.46	1.70	(0.48)	35.06	5.12	1,940,562	0.99	(d)	1.00	(d)	1.45	(d)	11
Year ended 10/31/13	28.39	0.38	5.44	5.82	(0.37)	33.84	20.74	1,899,117	0.97		0.98		1.23		21
Year ended 10/31/12	26.86	0.37	1.61	1.98	(0.45)	28.39	7.52	1,285,743	0.99		1.00		1.37		21
Year ended 10/31/11	27.41	0.48	(0.66)	(0.18)	(0.37)	26.86	(0.68)	1,457,494	0.97		0.98		1.70		25
Year ended 10/31/10	23.77	0.31	3.72	4.03	(0.39)	27.41	17.12	1,228,916	1.02		1.03		1.26		25
Year ended 10/31/09	19.36	0.35	4.58	4.93	(0.52)	23.77	26.32	917,297	1.01		1.03		1.72		26
Class R6
Six months ended 04/30/14	33.84	0.26	1.44	1.70	(0.50)	35.04	5.14	337,267	0.91	(d)	0.92	(d)	1.53	(d)	11
Year ended 10/31/13	28.38	0.40	5.45	5.85	(0.39)	33.84	20.85	299,898	0.90		0.91		1.30		21
Year ended 10/31/12(g)	28.83	0.04	(0.49)	(0.45)	—	28.38	(1.56)	226,291	0.92	(e)	0.93	(e)	1.44	(e)	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $690,712,747 and sold of $131,009,072 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen International Growth Advantage Fund and Invesco Van Kampen International Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,676,245, $36,672, $161,848, $102,460, $2,311,429, $1,847,090 and $313,831 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(g)	Commencement date of September 24, 2012.

16                         Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,049.80	$6.76	$1,018.20	$6.66	1.33%
B	1,000.00	1,045.60	10.55	1,014.48	10.39	2.08
C	1,000.00	1,045.90	10.55	1,014.48	10.39	2.08
R	1,000.00	1,048.30	8.02	1,016.96	7.90	1.58
Y	1,000.00	1,051.00	5.49	1,019.44	5.41	1.08
R5	1,000.00	1,051.50	5.04	1,019.89	4.96	0.99
R6	1,000.00	1,051.70	4.63	1,020.28	4.56	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	IGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2014

Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ■ C: IZSCX ■ R: IZSRX ■ Y: IZSYX ■ R5: IZSIX ■ R6: IZFSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
13 Financial Highlights
14 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/13 to 4/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.97%
Class C Shares	10.48
Class R Shares	10.86
Class Y Shares	11.06
Class R5 Shares	11.06
Class R6 Shares	11.07
MSCI World Index‚ (Broad Market Index)	6.32
MSCI World Small Cap Index‚ (Style-Specific Index)	5.38
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	4.40

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/14, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	24.19%
1 Year	18.22

Class C Shares
Inception (8/3/12)	27.39%
1 Year	23.08

Class R Shares
Inception (8/3/12)	27.98%
1 Year	24.85

Class Y Shares
Inception (8/3/12)	28.62%
1 Year	25.39

Class R5 Shares
Inception (8/3/12)	28.62%
1 Year	25.39

Class R6 Shares
Inception	28.57%
1 Year	25.41

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1

Average Annual Total Returns
As of 3/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	25.73%
1 Year	20.61

Class C Shares
Inception (8/3/12)	29.19%
1 Year	25.59

Class R Shares
Inception (8/3/12)	29.77%
1 Year	27.29

Class Y Shares
Inception (8/3/12)	30.39%
1 Year	27.84

Class R5 Shares
Inception (8/3/12)	30.39%
1 Year	27.84

Class R6 Shares
Inception	30.39%
1 Year	27.84

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.52%, 2.27%, 1.77%, 1.27%, 1.27% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 6.22%, 6.97%, 6.47%, 5.97%, 5.95% and 5.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2015. See current prospectus for more information.

2                         Invesco Select Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Select Opportunities Fund

Schedule of Investments

April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks–85.44%
Brazil–5.12%
CETIP S.A.–Mercados Organizados	97,500	$1,236,131

Canada–4.10%
Martinrea International Inc.	91,950	926,212
MEGA Brands Inc.(a)	3,944	63,838
		990,050

China–5.18%
Hollysys Automation Technologies Ltd.(a)	58,457	1,251,564

France–7.38%
Euler Hermes S.A.	1,153	139,081
Ipsos	20,398	790,650
Vicat S.A.	9,815	852,277
		1,782,008

Hong Kong–1.72%
Fairwood Holdings Ltd.	203,000	414,751

Ireland–8.03%
DCC PLC	18,645	956,734
UDG Healthcare PLC	162,494	984,053
		1,940,787

Netherlands–6.35%
Aalberts Industries N.V.	23,478	783,254
Kendrion N.V.	22,082	752,074
		1,535,328

Norway–3.75%
Prosafe S.E.	102,686	906,570

	Shares	Value
United Kingdom–4.84%
Alent PLC	185,317	$994,929
Charles Taylor PLC	39,867	175,336
		1,170,265

United States–38.97%
Alere, Inc.(a)	22,058	736,737
Alliance Data Systems Corp.(a)	2,033	491,783
American Public Education Inc.(a)	23,472	812,131
Booz Allen Hamilton Holding Corp.	42,581	989,583
Cubic Corp.	9,547	452,814
Global Payments Inc.	11,515	769,547
International Rectifier Corp.(a)	29,981	780,705
ION Geophysical Corp.(a)	82,113	361,297
Mitel Networks Corp.(a)	89,718	821,867
Performant Financial Corp.(a)	124,690	1,086,050
Rovi Corp.(a)	43,484	969,258
Ultra Petroleum Corp.(a)	38,359	1,143,098
		9,414,870
Total Common Stocks (Cost $18,341,286)		20,642,324

Money Market Funds–11.26%
Liquid Assets Portfolio–Institutional Class(b)	1,359,619	1,359,619
Premier Portfolio–Institutional Class(b)	1,359,620	1,359,620
Total Money Market Funds (Cost $2,719,239)		2,719,239
TOTAL INVESTMENTS–96.70% (Cost $21,060,525)		23,361,563
OTHER ASSETS LESS LIABILITIES–3.30%		797,626
NET ASSETS–100.00%		$24,159,189

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2014

Information Technology	25.1%
Industrials	13.6
Consumer Discretionary	12.4
Materials	10.8
Energy	10.0
Health Care	7.1
Financials	6.4
Money Market Funds Plus Other Assets Less Liabilities	14.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $18,341,286)	$20,642,324
Investments in affiliated money market funds, at value and cost	2,719,239
Total investments, at value (Cost $21,060,525)	23,361,563
Foreign currencies, at value (Cost $139,427)	139,913
Receivable for:
Investments sold	397,606
Fund shares sold	237,381
Dividends	31,481
Investment for trustee deferred compensation and retirement plans	6,917
Other assets	23,957
Total assets	24,198,818

Liabilities:
Payable for:
Accrued trustees’ and officers’ fees and benefits	1,794
Accrued other operating expenses	30,918
Trustee deferred compensation and retirement plans	6,917
Total liabilities	39,629
Net assets applicable to shares outstanding	$24,159,189

Net assets consist of:
Shares of beneficial interest	$21,411,963
Undistributed net investment income (loss)	(40,675)
Undistributed net realized gain	486,294
Net unrealized appreciation	2,301,607
$24,159,189

Net Assets:
Class A	$14,298,972
Class C	$3,474,263
Class R	$137,344
Class Y	$6,183,406
Class R5	$51,283
Class R6	$13,921

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	953,848
Class C	234,050
Class R	9,191
Class Y	411,199
Class R5	3,410
Class R6	926
Class A:
Net asset value per share	$14.99
Maximum offering price per share
(Net asset value of $14.99 ÷ 94.50%)	$15.86
Class C:
Net asset value and offering price per share	$14.84
Class R:
Net asset value and offering price per share	$14.94
Class Y:
Net asset value and offering price per share	$15.04
Class R5:
Net asset value and offering price per share	$15.04
Class R6:
Net asset value and offering price per share	$15.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,902)	$77,691
Dividends from affiliated money market funds	920
Total investment income	78,611

Expenses:
Advisory fees	61,377
Administrative services fees	24,795
Custodian fees	3,650
Distribution fees:
Class A	11,699
Class C	5,789
Class R	249
Transfer agent fees — A, C, R and Y	15,100
Transfer agent fees — R5	24
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	12,807
Registration and filing fees	34,883
Professional services fees	26,607
Other	11,255
Total expenses	208,239
Less: Fees waived and expenses reimbursed	(96,499)
Net expenses	111,740
Net investment income (loss)	(33,129)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	494,935
Foreign currencies	(8,556)
486,379
Change in net unrealized appreciation of:
Investment securities	994,557
Foreign currencies	750
995,307
Net realized and unrealized gain	1,481,686
Net increase in net assets resulting from operations	$1,448,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$(33,129)	$49,867
Net realized gain	486,379	87,467
Change in net unrealized appreciation	995,307	1,191,989
Net increase in net assets resulting from operations	1,448,557	1,329,323

Distributions to shareholders from net investment income:
Class A	(27,341)	(9,673)
Class C	(2,287)	(244)
Class R	(332)	(76)
Class Y	(23,626)	(7,928)
Class R5	(283)	(78)
Class R6	(77)	(73)
Total distributions from net investment income	(53,946)	(18,072)

Distributions to shareholders from net realized gains:
Class A	(46,698)	(11,089)
Class C	(6,231)	(296)
Class R	(652)	(88)
Class Y	(32,687)	(8,938)
Class R5	(391)	(89)
Class R6	(107)	(82)
Total distributions from net realized gains	(86,766)	(20,582)

Share transactions–net:
Class A	8,529,821	3,169,496
Class C	2,855,547	395,832
Class R	60,335	48,911
Class Y	2,121,752	1,993,912
Class R5	474	28,137
Net increase in net assets resulting from share transactions	13,567,929	5,636,288
Net increase in net assets	14,875,774	6,926,957

Net assets:
Beginning of period	9,283,415	2,356,458
End of period (includes undistributed net investment income (loss) of $(40,675) and $46,400, respectively)	$24,159,189	$9,283,415

Notes to Financial Statements

April 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

7                         Invesco Select Opportunities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8                         Invesco Select Opportunities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

9                         Invesco Select Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.51%, 2.26%, 1.76%, 1.26%, 1.26% and 1.26%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2014, the Adviser waived advisory fees and reimbursed fund level expenses of $81,371 and reimbursed class level expenses of $9,247, $1,144, $98, $4,611, $24 and $4 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2014, IDI advised the Fund that IDI retained $7,712 in front-end sales commissions from the sale of Class A shares and $5 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Select Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2014, there were transfers from Level 1 to Level 2 of $956,734 and from Level 2 to Level 1 of $175,336, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$1,236,131	$—	$—	$1,236,131
Canada	990,050	—	—	990,050
China	1,251,564	—	—	1,251,564
Hong Kong	414,751	—	—	414,751
France	929,731	852,277	—	1,782,008
Ireland	984,053	956,734	—	1,940,787
Netherlands	752,074	783,254	—	1,535,328
Norway	—	906,570	—	906,570
United Kingdom	1,170,265	—	—	1,170,265
United States	12,134,109	—	—	12,134,109
Total Investments	$19,862,728	$3,498,835	$—	$23,361,563

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Select Opportunities Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2013.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2014 was $13,656,313 and $1,063,072, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,452,900
Aggregate unrealized (depreciation) of investment securities	(151,862)
Net unrealized appreciation of investment securities	$2,301,038

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2014(a)		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,167,513	$17,175,322	294,065	$3,669,108
Class C	199,988	2,921,775	40,288	508,655
Class R	4,180	59,526	4,190	52,101
Class Y	153,470	2,197,910	178,443	2,176,694
Class R5	—	—	2,374	28,137

Issued as reinvestment of dividends:
Class A	3,856	52,561	321	3,496
Class C	496	6,719	35	379
Class R	58	809	—	—
Class Y	707	9,666	38	416
Class R5	35	474	—	—

Reacquired:
Class A	(583,985)	(8,698,062)	(39,476)	(503,108)
Class C	(5,240)	(72,947)	(9,979)	(113,202)
Class R	—	—	(238)	(3,190)
Class Y	(5,804)	(85,824)	(14,293)	(183,198)
Net increase in share activity	935,274	$13,567,929	455,768	$5,636,288

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 21% of the outstanding shares of the Fund are owned by the Adviser.

12                         Invesco Select Opportunities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/14	$13.70	$(0.03)	$1.51	$1.48	$(0.07)	$(0.12)	$(0.19)	$14.99	10.89%	$14,299	1.48	%(d)	2.74	%(d)	(0.46	)%(d)	9%
Year ended 10/31/13	10.63	0.11 (e)	3.13	3.24	(0.08)	(0.09)	(0.17)	13.70	30.84	5,019	1.47		6.17		0.84	(e)	10
Period ended 10/31/12(f)	10.00	(0.00)	0.63	0.63	—	—	—	10.63	6.30	1,186	1.48	(g)	15.54	(g)	(0.07	)(g)	7
Class C
Six months ended 04/30/14	13.59	(0.08)	1.49	1.41	(0.04)	(0.12)	(0.16)	14.84	10.48	3,474	2.23	(d)	3.49	(d)	(1.21	)(d)	9
Year ended 10/31/13	10.62	0.01 (e)	3.12	3.13	(0.07)	(0.09)	(0.16)	13.59	29.87	527	2.22		6.92		0.09	(e)	10
Period ended 10/31/12(f)	10.00	(0.02)	0.64	0.62	—	—	—	10.62	6.20	90	2.23	(g)	16.29	(g)	(0.82	)(g)	7
Class R
Six months ended 04/30/14	13.66	(0.05)	1.51	1.46	(0.06)	(0.12)	(0.18)	14.94	10.78	137	1.73	(d)	2.99	(d)	(0.71	)(d)	9
Year ended 10/31/13	10.63	0.07 (e)	3.12	3.19	(0.07)	(0.09)	(0.16)	13.66	30.44	68	1.72		6.42		0.59	(e)	10
Period ended 10/31/12(f)	10.00	(0.01)	0.64	0.63	—	—	—	10.63	6.30	11	1.73	(g)	15.79	(g)	(0.32	)(g)	7
Class Y
Six months ended 04/30/14	13.74	(0.01)	1.51	1.50	(0.08)	(0.12)	(0.20)	15.04	11.06	6,183	1.23	(d)	2.49	(d)	(0.21	)(d)	9
Year ended 10/31/13	10.64	0.14 (e)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.11	3,610	1.22		5.92		1.09	(e)	10
Period ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	1,049	1.23	(g)	15.29	(g)	0.18	(g)	7
Class R5
Six months ended 04/30/14	13.74	(0.01)	1.51	1.50	(0.08)	(0.12)	(0.20)	15.04	11.06	51	1.23	(d)	2.39	(d)	(0.21	)(d)	9
Year ended 10/31/13	10.64	0.14 (e)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.12	46	1.22		5.90		1.09	(e)	10
Period ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	11	1.23	(g)	15.35	(g)	0.18	(g)	7
Class R6
Six months ended 04/30/14	13.73	(0.01)	1.51	1.50	(0.08)	(0.12)	(0.20)	15.03	11.07	14	1.23	(d)	2.34	(d)	(0.21	)(d)	9
Year ended 10/31/13	10.64	0.13 (e)	3.13	3.26	(0.08)	(0.09)	(0.17)	13.73	31.02	13	1.22		5.89		1.09	(e)	10
Period ended 10/31/12(f)	10.80	0.00	(0.16)	(0.16)	—	—	—	10.64	(1.48)	10	1.23	(g)	11.37	(g)	0.18	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,437, $1,167, $101, $4,705, $49 and $13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.04) and (0.37)%, $(0.14) and (1.12)%, $(0.08) and (0.62)%, $(0.01) and (0.12)%, $(0.01) and (0.12)%, $(0.02) and (0.12)%, for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

13                         Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,109.70	$7.74	$1,017.46	$7.40	1.48%
C	1,000.00	1,104.80	11.64	1,013.74	11.13	2.23
R	1,000.00	1,108.60	9.04	1,016.22	8.65	1.73
Y	1,000.00	1,110.60	6.44	1,018.70	6.16	1.23
R5	1,000.00	1,110.60	6.44	1,018.70	6.16	1.23
R6	1,000.00	1,110.70	6.44	1,018.70	6.16	1.23

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2013 through April 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Select Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	SOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.